Quarterly portfolio holdings
John Hancock
Active Fixed Income ETFs
July 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Funds’ investments
CORE BOND ETF

As of 7-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 56.3%				$8,109,569
(Cost $8,095,032)
U.S. Government 17.5%				2,521,222
U.S. Treasury
Bond	1.625	11-15-50	464,000	240,936
Bond	2.000	02-15-50	71,000	41,149
Bond	4.625	11-15-44	139,000	134,461
Bond	4.625	02-15-55	336,000	321,878
Bond	4.750	02-15-45	166,000	163,173
Note	3.875	06-30-30	525,000	523,113
Note	3.875	07-31-30	66,000	65,807
Note	4.000	06-30-32	618,000	612,983
Note	4.250	11-30-26	314,000	314,601
Note	4.250	01-15-28	62,000	62,480
Note	4.250	05-15-35	41,000	40,641
U.S. Government Agency 38.8%				5,588,347
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	11-01-35	67,486	61,652
30 Yr Pass Thru	3.000	02-01-50	57,910	50,531
30 Yr Pass Thru	3.000	09-01-51	84,690	73,475
30 Yr Pass Thru	3.000	05-01-52	81,478	70,917
30 Yr Pass Thru	3.000	06-01-52	57,542	49,994
30 Yr Pass Thru	3.500	01-01-50	81,777	74,100
30 Yr Pass Thru	3.500	01-01-52	80,655	72,681
30 Yr Pass Thru	4.000	06-01-52	64,245	59,555
30 Yr Pass Thru	4.000	06-01-52	65,649	60,840
30 Yr Pass Thru	4.000	07-01-52	65,877	61,376
30 Yr Pass Thru	4.000	07-01-52	67,052	62,074
30 Yr Pass Thru	4.000	11-01-52	69,856	64,909
30 Yr Pass Thru	4.000	12-01-52	65,855	61,335
30 Yr Pass Thru	4.000	01-01-54	66,338	61,246
30 Yr Pass Thru	4.500	07-01-52	61,104	59,141
30 Yr Pass Thru	4.500	02-01-53	127,532	122,199
30 Yr Pass Thru	4.500	02-01-53	63,453	60,542
30 Yr Pass Thru	4.500	03-01-53	63,991	61,215
30 Yr Pass Thru	4.500	02-01-54	65,182	62,268
30 Yr Pass Thru	4.500	02-01-54	12,599	12,041
30 Yr Pass Thru	5.000	08-01-52	62,811	61,541
30 Yr Pass Thru	5.000	03-01-53	70,535	69,329
30 Yr Pass Thru	5.000	04-01-53	68,849	67,802
30 Yr Pass Thru	5.000	04-01-53	72,614	71,305
30 Yr Pass Thru	5.000	08-01-53	70,915	69,392
30 Yr Pass Thru	5.000	10-01-54	69,527	68,268
30 Yr Pass Thru	5.000	11-01-54	72,675	71,081
30 Yr Pass Thru	5.000	12-01-54	15,297	15,006
30 Yr Pass Thru	5.500	11-01-52	58,832	59,075
30 Yr Pass Thru	5.500	01-01-55	29,145	29,217
30 Yr Pass Thru	5.500	02-01-55	17,579	17,635
Federal National Mortgage Association
15 Yr Pass Thru	1.500	12-01-35	61,539	54,780
15 Yr Pass Thru	1.500	11-01-36	61,845	54,802
15 Yr Pass Thru	2.000	07-01-36	68,363	62,432
15 Yr Pass Thru	2.500	08-01-35	65,492	61,269
15 Yr Pass Thru	2.500	03-01-36	65,844	61,355
30 Yr Pass Thru	2.000	06-01-50	87,717	69,324
30 Yr Pass Thru	2.000	07-01-50	87,939	69,500
2	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.000	03-01-52	77,290	$61,253
30 Yr Pass Thru	2.500	01-01-50	95,398	79,270
30 Yr Pass Thru	2.500	09-01-50	96,804	79,410
30 Yr Pass Thru	2.500	01-01-52	95,340	78,805
30 Yr Pass Thru	2.500	01-01-52	66,626	55,320
30 Yr Pass Thru	2.500	04-01-52	66,401	55,258
30 Yr Pass Thru	2.500	04-01-52	84,445	70,037
30 Yr Pass Thru	3.000	01-01-50	84,542	73,346
30 Yr Pass Thru	3.000	03-01-50	83,445	72,395
30 Yr Pass Thru	3.000	11-01-51	81,960	71,029
30 Yr Pass Thru	3.000	12-01-51	15,834	13,722
30 Yr Pass Thru	3.000	03-01-52	58,442	50,575
30 Yr Pass Thru	3.000	03-01-52	58,182	50,641
30 Yr Pass Thru	3.000	05-01-52	84,893	72,828
30 Yr Pass Thru	3.500	06-01-49	56,711	51,601
30 Yr Pass Thru	3.500	07-01-49	56,897	51,681
30 Yr Pass Thru	3.500	08-01-49	57,069	51,659
30 Yr Pass Thru	3.500	04-01-50	57,605	52,234
30 Yr Pass Thru	3.500	07-01-51	81,736	73,936
30 Yr Pass Thru	3.500	01-01-52	82,771	74,096
30 Yr Pass Thru	3.500	04-01-52	80,603	72,533
30 Yr Pass Thru	3.500	06-01-52	84,010	75,258
30 Yr Pass Thru	4.000	05-01-49	65,254	60,857
30 Yr Pass Thru	4.000	05-01-52	65,525	60,721
30 Yr Pass Thru	4.000	06-01-52	135,637	126,074
30 Yr Pass Thru	4.000	06-01-52	69,265	64,425
30 Yr Pass Thru	4.000	01-01-53	68,750	64,332
30 Yr Pass Thru	4.500	07-01-52	66,243	63,452
30 Yr Pass Thru	4.500	07-01-52	67,368	64,340
30 Yr Pass Thru	4.500	08-01-52	62,179	59,851
30 Yr Pass Thru	4.500	08-01-52	66,611	63,576
30 Yr Pass Thru	4.500	09-01-52	63,271	60,526
30 Yr Pass Thru	4.500	10-01-52	66,797	64,004
30 Yr Pass Thru	4.500	11-01-52	62,300	59,695
30 Yr Pass Thru	4.500	06-01-53	66,793	63,896
30 Yr Pass Thru	4.500	01-01-54	66,266	63,454
30 Yr Pass Thru	4.500	04-01-54	68,022	64,954
30 Yr Pass Thru	5.000	08-01-52	69,144	68,157
30 Yr Pass Thru	5.000	09-01-52	12,656	12,424
30 Yr Pass Thru	5.000	09-01-52	14,589	14,348
30 Yr Pass Thru	5.000	09-01-52	63,848	62,468
30 Yr Pass Thru	5.000	06-01-53	69,729	68,177
30 Yr Pass Thru	5.000	07-01-53	61,346	60,260
30 Yr Pass Thru	5.000	09-01-53	68,487	67,338
30 Yr Pass Thru	5.000	11-01-53	20,040	19,546
30 Yr Pass Thru	5.000	10-01-54	63,774	62,440
30 Yr Pass Thru	5.000	11-01-54	23,442	22,876
30 Yr Pass Thru	5.000	11-01-54	79,050	77,587
30 Yr Pass Thru	5.500	07-01-53	74,650	75,191
30 Yr Pass Thru	5.500	09-01-53	76,927	77,172
30 Yr Pass Thru	5.500	09-01-53	76,250	76,397
30 Yr Pass Thru	5.500	10-01-53	21,407	21,475
30 Yr Pass Thru	5.500	10-01-54	60,041	60,232
30 Yr Pass Thru	5.500	11-01-54	29,056	29,230

30 Yr Pass Thru	5.500	06-01-55	26,764	26,781
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	3

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 29.2%				$4,203,343
(Cost $4,152,897)
Communication services 1.4%				208,055
Diversified telecommunication services 0.0%
AT&T, Inc.	4.500	05-15-35	6,000	5,693
Media 0.6%
Charter Communications Operating LLC	6.384	10-23-35	70,000	72,366
News Corp. (A)	3.875	05-15-29	9,000	8,608
News Corp. (A)	5.125	02-15-32	12,000	11,696
Wireless telecommunication services 0.8%
T-Mobile USA, Inc.	3.875	04-15-30	40,000	38,769
T-Mobile USA, Inc.	5.200	01-15-33	70,000	70,923
Consumer discretionary 0.5%				71,428
Automobiles 0.5%
General Motors Financial Company, Inc.	5.600	06-18-31	70,000	71,428
Consumer staples 0.7%				99,743
Food products 0.6%
JBS USA LUX Sarl (A)	5.950	04-20-35	2,000	2,064
Mars, Inc. (A)	5.000	03-01-32	6,000	6,055
Pilgrim’s Pride Corp.	6.250	07-01-33	68,000	71,473
Personal care products 0.1%
Kenvue, Inc.	4.850	05-22-32	20,000	20,151
Energy 4.1%				588,349
Oil, gas and consumable fuels 4.1%
Cheniere Energy Partners LP (A)	5.550	10-30-35	7,000	7,035
Cheniere Energy Partners LP	5.950	06-30-33	68,000	70,980
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	38,000	39,944
Continental Resources, Inc.	4.900	06-01-44	88,000	69,042
DT Midstream, Inc. (A)	4.375	06-15-31	46,000	43,783
DT Midstream, Inc. (A)	5.800	12-15-34	15,000	15,258
Energy Transfer LP	5.400	10-01-47	41,000	36,490
Energy Transfer LP	5.600	09-01-34	39,000	39,440
Gulfstream Natural Gas System LLC (A)	5.600	07-23-35	6,000	6,034
Occidental Petroleum Corp.	5.375	01-01-32	39,000	38,671
Occidental Petroleum Corp.	6.050	10-01-54	39,000	35,655
ONEOK, Inc.	6.625	09-01-53	30,000	31,027
Ovintiv, Inc.	7.200	11-01-31	30,000	32,627
Sabine Pass Liquefaction LLC	4.500	05-15-30	40,000	39,803
Targa Resources Corp.	6.150	03-01-29	38,000	39,781
Viper Energy Partners LLC	4.900	08-01-30	4,000	3,983
Whistler Pipeline LLC (A)	5.700	09-30-31	38,000	38,796
Financials 10.9%				1,564,006
Banks 6.6%
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	163,000	146,160
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	79,000	79,142
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	4,000	4,004
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	22,000	22,529
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	7,000	7,090
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	70,000	72,221
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	39,000	40,102
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	17,000	17,091
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	6,000	6,104
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	38,000	38,845
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	35,000	35,453
4	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	107,000	$110,919
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	17,000	17,183
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	7,000	7,080
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	39,000	38,858
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	13,000	13,020
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	50,000	50,361
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	7,000	7,178
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	69,000	73,270
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	7,000	7,126
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	69,000	70,874
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	70,000	71,491
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	6,000	6,143
Capital markets 2.2%
Ares Strategic Income Fund (A)	5.450	09-09-28	39,000	38,936
Ares Strategic Income Fund (A)	5.800	09-09-30	14,000	14,009
Ares Strategic Income Fund	6.200	03-21-32	7,000	7,082
Ares Strategic Income Fund	6.350	08-15-29	24,000	24,552
Blackstone Private Credit Fund	6.000	01-29-32	39,000	39,501
HPS Corporate Lending Fund	5.950	04-14-32	4,000	3,969
Lazard Group LLC	6.000	03-15-31	38,000	39,815
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	89,000	75,863
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	70,000	71,407
Sixth Street Lending Partners (A)	6.125	07-15-30	4,000	4,076
Consumer finance 0.4%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	14,000	14,019
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	7,000	7,129
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	38,000	38,885
Financial services 0.8%
Apollo Debt Solutions BDC	6.900	04-13-29	38,000	39,694
Enact Holdings, Inc.	6.250	05-28-29	38,000	39,262
NMI Holdings, Inc.	6.000	08-15-29	38,000	38,758
Insurance 0.9%
Athene Holding, Ltd.	3.500	01-15-31	41,000	38,396
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	4,000	3,937
CNO Global Funding (A)	4.950	09-09-29	39,000	39,323
F&G Annuities & Life, Inc.	6.500	06-04-29	38,000	39,147
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	4,000	4,002
Health care 2.3%				330,816
Biotechnology 1.1%
AbbVie, Inc.	5.050	03-15-34	43,000	43,543
Amgen, Inc.	5.250	03-02-30	69,000	70,889
Amgen, Inc.	5.250	03-02-33	38,000	38,761
Health care equipment and supplies 0.5%
Solventum Corp.	5.450	03-13-31	70,000	72,503
Health care providers and services 0.6%
Centene Corp.	4.625	12-15-29	40,000	38,035
HCA, Inc.	5.450	04-01-31	38,000	39,057
UnitedHealth Group, Inc.	5.950	06-15-55	7,000	7,001
Pharmaceuticals 0.1%
Viatris, Inc.	4.000	06-22-50	32,000	21,027
Industrials 2.7%				385,859
Aerospace and defense 0.6%
Huntington Ingalls Industries, Inc.	4.200	05-01-30	40,000	38,892
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	5

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	6.528	05-01-34	39,000	$42,448
Passenger airlines 2.1%
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	191,322	168,688
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	65,308	66,582
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	68,400	69,249
Information technology 1.8%				262,841
Communications equipment 0.3%
Motorola Solutions, Inc.	2.750	05-24-31	43,000	38,609
Electronic equipment, instruments and components 0.2%
TD SYNNEX Corp.	2.650	08-09-31	43,000	37,520
Semiconductors and semiconductor equipment 1.0%
Broadcom, Inc. (A)	3.419	04-15-33	49,000	44,326
Broadcom, Inc.	4.900	07-15-32	20,000	20,062
Micron Technology, Inc.	2.703	04-15-32	43,000	37,285
Qorvo, Inc. (A)	3.375	04-01-31	43,000	38,602
Software 0.0%
Oracle Corp.	5.250	02-03-32	7,000	7,148
Technology hardware, storage and peripherals 0.3%
CDW LLC	5.550	08-22-34	39,000	39,289
Materials 0.3%				39,475
Metals and mining 0.3%
Freeport-McMoRan, Inc.	5.400	11-14-34	39,000	39,475
Real estate 1.5%				218,031
Industrial REITs 0.3%
Prologis Targeted US Logistics Fund LP (A)	5.250	04-01-29	38,000	38,925
Real estate management and development 0.3%
CoStar Group, Inc. (A)	2.800	07-15-30	42,000	37,881
Residential REITs 0.1%
American Homes 4 Rent LP	4.950	06-15-30	19,000	19,124
Retail REITs 0.1%
Regency Centers LP	5.000	07-15-32	17,000	17,174
Specialized REITs 0.7%
American Tower Corp.	5.550	07-15-33	57,000	58,760
American Tower Corp.	5.650	03-15-33	7,000	7,260
VICI Properties LP	5.125	05-15-32	39,000	38,907
Utilities 3.0%				434,740
Electric utilities 1.7%
Constellation Energy Generation LLC	6.500	10-01-53	30,000	32,450
Exelon Corp.	5.125	03-15-31	6,000	6,122
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	2,000	2,044
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	5,000	5,130
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	39,000	40,251
NRG Energy, Inc. (A)	7.000	03-15-33	30,000	32,910
Pacific Gas & Electric Company	4.950	07-01-50	41,000	33,883
Pacific Gas & Electric Company	5.800	05-15-34	38,000	38,563
The Southern Company	5.200	06-15-33	39,000	39,664
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	17,000	17,590
Independent power and renewable electricity producers 0.6%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	4,000	4,042
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	7,000	7,198
Vistra Operations Company LLC (A)	6.000	04-15-34	70,000	72,653
6	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.7%
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	30,000	$31,393
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	30,000	32,004

Sempra	5.500	08-01-33	38,000	38,843
Collateralized mortgage obligations 5.8%				$831,093
(Cost $825,249)
Commercial and residential 5.1%				728,869
Avenue of Americas
Series 2025-1301, Class A (A)(D)	5.227	08-11-30	11,000	11,000
BAHA Trust
Series 2024-MAR, Class A (A)(D)	5.972	12-10-41	100,000	102,691
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	10,000	10,398
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	50,000	45,729
Series 2024-V12, Class A3	5.738	12-15-57	10,000	10,389
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	26,000	24,228
COLT Mortgage Loan Trust
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	65,535	61,862
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	28,610	27,317
OBX Trust
Series 2021-NQM3, Class A1 (A)(D)	1.054	07-25-61	54,959	44,522
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	100,000	101,843
Towd Point Mortgage Trust
Series 2018-4, Class A1 (A)(D)	3.000	06-25-58	31,331	29,522
Series 2020-4, Class A1 (A)	1.750	10-25-60	39,771	35,891
Verus Securitization Trust
Series 2021-3, Class A1 (A)(D)	1.046	06-25-66	71,917	62,735
Series 2021-4, Class A1 (A)(D)	0.938	07-25-66	181,317	150,372
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	10,000	10,370
U.S. Government Agency 0.7%				102,224
Government National Mortgage Association
Series 2022-144, Class IO	0.529	10-16-64	560,851	27,762
Series 2024-179, Class XI IO	0.831	12-16-66	274,295	19,778
Series 2025-3, Class IO	0.855	04-16-67	264,934	17,925
Series 2025-35, Class IO	0.769	09-16-66	315,377	17,854

Series 2025-73, Class IO	0.676	08-16-67	308,406	18,905
Asset-backed securities 7.1%				$1,027,445
(Cost $1,016,590)
Asset-backed securities 7.1%				1,027,445
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	50,000	50,706
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	23,750	22,676
CARS-DB8 LP
Series 2024-2A, Class A1 (A)	4.900	05-15-54	95,333	94,641
CLI Funding IX LLC
Series 2024-1A, Class A (A)	5.630	07-20-49	90,787	91,213
Compass Datacenters Issuer II LLC
Series 2025-1A, Class A1 (A)	5.316	05-25-50	25,000	25,216
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	25,000	25,068
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 (A)	4.500	05-20-49	25,000	24,293
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	100,000	99,284
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	7

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
DB Master Finance LLC
Series 2021-1A, Class A2II (A)	2.493	11-20-51	48,250	$44,592
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	23,294	22,267
Series 2024-1A, Class A2 (A)	6.372	10-20-54	49,500	51,004
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	25,000	25,039
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	25,000	25,486
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	25,000	24,064
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	49,875	50,383
Progress Residential Trust
Series 2025-SFR1, Class A (A)	3.400	02-17-42	99,877	94,359
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	25,000	24,655
SMB Private Education Loan Trust
Series 2024-A, Class A1A (A)	5.240	03-15-56	84,250	85,372
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	23,771	23,240
Subway Funding LLC
Series 2024-3A, Class A23 (A)	5.914	07-30-54	24,813	24,235
Series 2024-3A, Class A2I (A)	5.246	07-30-54	24,813	24,434
Switch ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.036	03-25-55	25,000	24,512
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	25,000	25,460
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	25,000	25,246

	Yield (%)	Shares	Value
Short-term investments 1.5%			$216,590
(Cost $216,585)
Short-term funds 1.5%			216,590
John Hancock Collateral Trust (E)	4.2650(F)	21,655	216,590

Total investments (Cost $14,306,353) 99.9%	$14,388,040
Other assets and liabilities, net 0.1%	11,284
Total net assets 100.0%	$14,399,324

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,231,582 or 15.5% of the fund’s net assets as of 7-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 7-31-25. The value of securities on loan amounted to $15,394.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $15,713.
(F)	The rate shown is the annualized seven-day yield as of 7-31-25.
8	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

CORE PLUS BOND ETF

As of 7-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 53.4%				$28,701,893
(Cost $28,641,875)
U.S. Government 17.6%				9,466,200
U.S. Treasury
Bond	1.625	11-15-50	1,738,000	902,470
Bond	2.000	02-15-50	267,000	154,745
Bond	4.625	02-15-55	1,380,000	1,321,997
Bond	4.750	02-15-45	1,521,000	1,495,095
Note	3.875	06-30-30	755,000	752,287
Note	4.000	12-15-27	189,000	189,413
Note	4.000	06-30-32	2,064,000	2,047,228
Note	4.250	11-30-26	940,000	941,799
Note	4.250	01-15-28	110,000	110,851
Note	4.250	05-15-35	1,564,000	1,550,315
U.S. Government Agency 35.8%				19,235,693
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	08-01-35	186,096	170,705
15 Yr Pass Thru	3.500	10-01-37	176,321	169,816
30 Yr Pass Thru	2.000	02-01-52	31,265	24,758
30 Yr Pass Thru	2.500	01-01-52	173,075	143,545
30 Yr Pass Thru	2.500	02-01-52	227,562	188,735
30 Yr Pass Thru	3.000	09-01-51	235,089	203,957
30 Yr Pass Thru	3.000	02-01-52	158,471	137,238
30 Yr Pass Thru	3.000	03-01-52	153,423	132,962
30 Yr Pass Thru	3.000	05-01-52	269,503	234,572
30 Yr Pass Thru	3.500	01-01-50	247,968	224,691
30 Yr Pass Thru	3.500	04-01-50	252,164	228,967
30 Yr Pass Thru	3.500	01-01-52	249,574	224,898
30 Yr Pass Thru	3.500	03-01-52	129,000	116,488
30 Yr Pass Thru	4.000	05-01-52	153,731	143,661
30 Yr Pass Thru	4.000	06-01-52	195,084	180,843
30 Yr Pass Thru	4.000	06-01-52	223,803	207,408
30 Yr Pass Thru	4.000	07-01-52	222,535	207,332
30 Yr Pass Thru	4.000	07-01-52	227,647	210,744
30 Yr Pass Thru	4.000	07-01-52	154,321	143,393
30 Yr Pass Thru	4.000	10-01-52	111,747	103,833
30 Yr Pass Thru	4.000	12-01-52	223,174	207,858
30 Yr Pass Thru	4.000	02-01-53	153,483	143,381
30 Yr Pass Thru	4.000	04-01-53	223,143	207,969
30 Yr Pass Thru	4.000	04-01-53	225,842	209,849
30 Yr Pass Thru	4.000	01-01-54	225,548	208,237
30 Yr Pass Thru	4.500	07-01-52	225,540	216,136
30 Yr Pass Thru	4.500	08-01-52	61,847	59,164
30 Yr Pass Thru	4.500	02-01-53	223,182	213,849
30 Yr Pass Thru	4.500	02-01-53	159,868	152,534
30 Yr Pass Thru	4.500	02-01-54	222,705	212,749
30 Yr Pass Thru	4.500	02-01-54	62,028	59,279
30 Yr Pass Thru	5.000	03-01-53	228,786	224,876
30 Yr Pass Thru	5.000	04-01-53	149,312	147,040
30 Yr Pass Thru	5.000	04-01-53	157,331	154,495
30 Yr Pass Thru	5.000	06-01-53	114,442	111,834
30 Yr Pass Thru	5.000	06-01-53	234,046	228,802
30 Yr Pass Thru	5.000	08-01-53	229,628	224,699
30 Yr Pass Thru	5.000	10-01-53	227,330	224,279
30 Yr Pass Thru	5.000	03-01-54	113,990	111,900
30 Yr Pass Thru	5.000	03-01-54	112,299	110,139
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	10-01-54	226,196	$222,100
30 Yr Pass Thru	5.000	10-01-54	227,579	222,551
30 Yr Pass Thru	5.000	11-01-54	233,326	228,208
30 Yr Pass Thru	5.000	12-01-54	72,662	71,278
30 Yr Pass Thru	5.000	01-01-55	66,791	65,514
30 Yr Pass Thru	5.500	07-01-54	56,183	56,309
30 Yr Pass Thru	5.500	01-01-55	174,873	175,304
30 Yr Pass Thru	5.500	02-01-55	74,277	74,723
30 Yr Pass Thru	5.500	02-01-55	87,895	88,175
Federal National Mortgage Association
15 Yr Pass Thru	2.000	07-01-36	132,454	120,961
15 Yr Pass Thru	2.500	08-01-35	127,386	119,171
15 Yr Pass Thru	2.500	03-01-36	88,369	82,344
30 Yr Pass Thru	2.000	06-01-50	241,624	190,960
30 Yr Pass Thru	2.000	07-01-50	159,593	126,129
30 Yr Pass Thru	2.000	07-01-51	241,268	190,602
30 Yr Pass Thru	2.000	03-01-52	163,256	129,381
30 Yr Pass Thru	2.500	01-01-50	242,831	201,778
30 Yr Pass Thru	2.500	09-01-50	244,963	200,946
30 Yr Pass Thru	2.500	05-01-51	125,627	104,035
30 Yr Pass Thru	2.500	01-01-52	243,388	201,176
30 Yr Pass Thru	2.500	04-01-52	366,246	303,756
30 Yr Pass Thru	3.000	01-01-50	282,067	244,714
30 Yr Pass Thru	3.000	03-01-50	277,287	240,567
30 Yr Pass Thru	3.000	06-01-51	159,217	138,232
30 Yr Pass Thru	3.000	11-01-51	228,922	198,392
30 Yr Pass Thru	3.000	12-01-51	162,299	140,655
30 Yr Pass Thru	3.000	02-01-52	97,717	84,563
30 Yr Pass Thru	3.000	03-01-52	277,469	239,251
30 Yr Pass Thru	3.000	05-01-52	282,143	242,047
30 Yr Pass Thru	3.500	10-01-49	98,698	89,495
30 Yr Pass Thru	3.500	01-01-50	131,896	119,186
30 Yr Pass Thru	3.500	05-01-50	130,260	117,626
30 Yr Pass Thru	3.500	07-01-51	251,295	227,314
30 Yr Pass Thru	3.500	01-01-52	255,902	229,081
30 Yr Pass Thru	3.500	04-01-52	252,807	228,681
30 Yr Pass Thru	3.500	04-01-52	244,910	220,390
30 Yr Pass Thru	3.500	06-01-52	257,853	230,990
30 Yr Pass Thru	3.500	07-01-52	131,757	117,907
30 Yr Pass Thru	4.000	05-01-49	197,393	184,093
30 Yr Pass Thru	4.000	05-01-52	221,243	205,022
30 Yr Pass Thru	4.000	06-01-52	198,112	184,144
30 Yr Pass Thru	4.500	06-01-52	135,292	129,973
30 Yr Pass Thru	4.500	07-01-52	166,007	159,013
30 Yr Pass Thru	4.500	07-01-52	228,394	218,129
30 Yr Pass Thru	4.500	08-01-52	61,392	59,093
30 Yr Pass Thru	4.500	08-01-52	225,514	215,238
30 Yr Pass Thru	4.500	09-01-52	214,968	205,643
30 Yr Pass Thru	4.500	10-01-52	167,788	160,772
30 Yr Pass Thru	4.500	11-01-52	138,007	132,236
30 Yr Pass Thru	4.500	06-01-53	169,209	161,869
30 Yr Pass Thru	4.500	07-01-53	139,731	133,528
30 Yr Pass Thru	4.500	07-01-53	138,672	132,741
30 Yr Pass Thru	4.500	09-01-53	392,459	374,759
30 Yr Pass Thru	4.500	01-01-54	224,216	214,699
30 Yr Pass Thru	4.500	04-01-54	230,155	219,776
30 Yr Pass Thru	5.000	08-01-52	149,813	147,673
10	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	09-01-52	61,700	$60,568
30 Yr Pass Thru	5.000	03-01-53	232,776	228,652
30 Yr Pass Thru	5.000	06-01-53	226,828	221,781
30 Yr Pass Thru	5.000	06-01-53	114,441	111,877
30 Yr Pass Thru	5.000	06-01-53	105,716	104,305
30 Yr Pass Thru	5.000	09-01-53	147,648	145,171
30 Yr Pass Thru	5.000	11-01-53	96,557	94,175
30 Yr Pass Thru	5.000	10-01-54	71,504	70,008
30 Yr Pass Thru	5.000	11-01-54	88,703	87,097
30 Yr Pass Thru	5.000	11-01-54	113,302	110,568
30 Yr Pass Thru	5.000	12-01-54	115,081	112,485
30 Yr Pass Thru	5.500	07-01-53	211,508	213,041
30 Yr Pass Thru	5.500	09-01-53	220,409	221,111
30 Yr Pass Thru	5.500	09-01-53	219,430	219,855
30 Yr Pass Thru	5.500	10-01-53	65,078	65,285
30 Yr Pass Thru	5.500	10-01-54	53,028	53,319
30 Yr Pass Thru	5.500	11-01-54	54,356	54,478
30 Yr Pass Thru	5.500	11-01-54	229,541	230,917
30 Yr Pass Thru	5.500	11-01-54	54,760	54,703
30 Yr Pass Thru	5.500	01-01-55	54,429	54,891
30 Yr Pass Thru	5.500	01-01-55	289,903	290,554

30 Yr Pass Thru	5.500	06-01-55	80,292	80,344
Corporate bonds 37.2%				$19,973,286
(Cost $19,779,752)
Communication services 2.0%				1,052,339
Diversified telecommunication services 0.7%
AT&T, Inc.	2.750	06-01-31	147,000	132,890
AT&T, Inc.	4.500	05-15-35	36,000	34,159
Level 3 Financing, Inc. (A)	6.875	06-30-33	61,000	61,815
Verizon Communications, Inc.	2.550	03-21-31	149,000	133,450
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30	39,000	36,372
Media 1.0%
CCO Holdings LLC	4.500	05-01-32	25,000	22,684
Charter Communications Operating LLC	2.800	04-01-31	315,000	279,061
Gray Media, Inc. (A)(B)	10.500	07-15-29	42,000	45,452
Midcontinent Communications (A)(B)	8.000	08-15-32	124,000	130,839
News Corp. (A)	3.875	05-15-29	34,000	32,463
News Corp. (A)	5.125	02-15-32	15,000	14,620
Wireless telecommunication services 0.2%
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	123,000	128,534
Consumer discretionary 3.6%				1,947,544
Automobiles 0.9%
Ford Motor Company	6.100	08-19-32	371,000	371,614
General Motors Financial Company, Inc.	3.600	06-21-30	139,000	130,586
Broadline retail 0.1%
Macy’s Retail Holdings LLC (A)(B)	6.125	03-15-32	24,000	22,979
Macy’s Retail Holdings LLC (A)	7.375	08-01-33	39,000	39,149
Diversified consumer services 0.2%
Service Corp. International	5.750	10-15-32	130,000	130,308
Hotels, restaurants and leisure 1.4%
Carnival Corp. (A)	5.750	08-01-32	74,000	74,501
Carnival Corp. (A)	5.875	06-15-31	47,000	47,705
Full House Resorts, Inc. (A)	8.250	02-15-28	142,000	137,462
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	11

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	124,000	$125,392
MGM Resorts International	4.750	10-15-28	133,000	131,240
NCL Corp., Ltd. (A)	6.750	02-01-32	34,000	34,922
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	30,000	30,289
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	125,000	128,298
Sabre GLBL, Inc. (A)	11.125	07-15-30	34,000	35,845
Household durables 0.4%
KB Home	4.000	06-15-31	146,000	134,015
Newell Brands, Inc.	6.375	05-15-30	26,000	25,195
Newell Brands, Inc. (A)	8.500	06-01-28	24,000	25,149
Specialty retail 0.6%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	137,000	131,637
Global Auto Holdings, Ltd. (A)	8.750	01-15-32	45,000	39,847
Lithia Motors, Inc. (A)	4.375	01-15-31	140,000	131,690
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (A)	8.375	10-01-31	11,000	10,539
Under Armour, Inc. (A)	7.250	07-15-30	9,000	9,182
Consumer staples 0.1%				40,617
Food products 0.1%
JBS USA LUX Sarl (A)	5.950	04-20-35	11,000	11,350
Mars, Inc. (A)	5.000	03-01-32	29,000	29,267
Energy 6.0%				3,245,449
Oil, gas and consumable fuels 6.0%
Antero Midstream Partners LP (A)	6.625	02-01-32	251,000	258,018
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	261,000	260,066
Ascent Resources Utica Holdings LLC (A)	6.625	07-15-33	16,000	16,222
Blue Racer Midstream LLC (A)	7.250	07-15-32	122,000	128,625
Cheniere Energy Partners LP (A)	5.550	10-30-35	25,000	25,126
Cheniere Energy Partners LP	5.950	06-30-33	122,000	127,347
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	125,000	131,395
Continental Resources, Inc.	4.900	06-01-44	166,000	130,239
Diamondback Energy, Inc.	5.150	01-30-30	125,000	127,273
DT Midstream, Inc. (A)	4.375	06-15-31	49,000	46,638
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	229,000	257,915
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	258,000	264,149
EQT Corp. (A)	6.375	04-01-29	23,000	23,680
Genesis Energy LP	7.875	05-15-32	21,000	21,718
Genesis Energy LP	8.000	05-15-33	24,000	24,882
Global Partners LP (A)	7.125	07-01-33	7,000	7,109
Global Partners LP (A)	8.250	01-15-32	24,000	25,164
Gulfstream Natural Gas System LLC (A)	5.600	07-23-35	20,000	20,115
Harbour Energy PLC (A)	6.327	04-01-35	76,000	76,037
Long Ridge Energy LLC (A)	8.750	02-15-32	29,000	30,074
Matador Resources Company (A)	6.250	04-15-33	130,000	128,789
Occidental Petroleum Corp.	6.050	10-01-54	133,000	121,593
Parkland Corp. (A)	4.500	10-01-29	136,000	131,029
Sunoco LP	4.500	04-30-30	49,000	46,982
Sunoco LP (A)	6.250	07-01-33	20,000	20,256
Sunoco LP (A)	7.250	05-01-32	123,000	128,903
Targa Resources Corp.	6.150	03-01-29	122,000	127,720
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	142,000	131,164
Venture Global LNG, Inc. (A)	7.000	01-15-30	260,000	263,644
Viper Energy Partners LLC	4.900	08-01-30	15,000	14,937
12	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Whistler Pipeline LLC (A)	5.700	09-30-31	126,000	$128,640
Financials 12.4%				6,643,829
Banks 7.5%
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	268,000	263,846
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	274,000	274,494
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	15,000	15,014
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30	78,000	79,876
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	251,000	262,486
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	36,000	36,463
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	255,000	263,092
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	124,000	127,504
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	128,000	128,524
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	46,000	46,246
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	29,000	29,505
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	257,000	262,358
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	302,000	275,937
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	132,000	133,710
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	263,000	272,634
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (B)	5.121	04-04-31	53,000	53,569
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	25,000	25,286
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	266,000	265,034
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	48,000	48,073
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	129,000	129,931
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	34,000	34,866
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	376,000	399,270
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	35,000	35,628
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	260,000	272,675
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	264,000	269,623
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	30,000	30,714
Capital markets 3.2%
Ares Strategic Income Fund (A)	5.800	09-09-30	54,000	54,036
Ares Strategic Income Fund	6.200	03-21-32	124,000	125,451
Ares Strategic Income Fund	6.350	08-15-29	124,000	126,852
Blackstone Private Credit Fund	5.950	07-16-29	124,000	126,486
Blackstone Private Credit Fund	6.000	01-29-32	126,000	127,619
HPS Corporate Lending Fund	5.950	04-14-32	19,000	18,851
Lazard Group LLC	4.375	03-11-29	131,000	129,672
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	321,000	273,617
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	259,000	264,207
MSCI, Inc. (A)	3.625	11-01-31	143,000	131,546
Sixth Street Lending Partners (A)	6.125	07-15-30	19,000	19,359
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	258,000	262,760
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	48,000	42,279
Consumer finance 0.5%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	53,000	53,073
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	25,000	25,461
Ally Financial, Inc.	8.000	11-01-31	121,000	136,697
OneMain Finance Corp. (D)	6.125	05-15-30	51,000	51,086
Financial services 0.2%
Rocket Companies, Inc. (A)	6.125	08-01-30	25,000	25,349
Rocket Companies, Inc. (A)	6.375	08-01-33	32,000	32,639
TrueNoord Capital DAC (A)	8.750	03-01-30	21,000	21,780
Insurance 0.8%
Athene Global Funding (A)	5.322	11-13-31	260,000	261,538
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	16,000	$15,748
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	126,000	131,671
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	20,000	20,010
Mortgage real estate investment trusts 0.2%
Starwood Property Trust, Inc. (A)	7.250	04-01-29	124,000	129,684
Health care 1.9%				1,026,746
Biotechnology 0.8%
Amgen, Inc.	5.250	03-02-30	126,000	129,450
Amgen, Inc.	5.250	03-02-33	266,000	271,329
Star Parent, Inc. (A)	9.000	10-01-30	14,000	14,722
Health care providers and services 0.5%
HCA, Inc.	5.450	04-01-31	126,000	129,505
Universal Health Services, Inc.	2.650	10-15-30	150,000	132,726
Pharmaceuticals 0.6%
Amneal Pharmaceuticals LLC (A)	6.875	08-01-32	12,000	12,180
Royalty Pharma PLC	5.150	09-02-29	129,000	131,371
Viatris, Inc.	2.700	06-22-30	148,000	131,211
Viatris, Inc.	4.000	06-22-50	113,000	74,252
Industrials 4.0%				2,149,159
Aerospace and defense 0.3%
The Boeing Company	6.528	05-01-34	145,000	157,819
Building products 0.3%
Builders FirstSource, Inc. (A)	4.250	02-01-32	140,000	129,206
Builders FirstSource, Inc. (A)	6.750	05-15-35	13,000	13,329
Commercial services and supplies 0.3%
Allied Universal Holdco LLC (A)	6.875	06-15-30	24,000	24,570
Allied Universal Holdco LLC (A)	7.875	02-15-31	126,000	132,128
Construction and engineering 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	11,000	10,950
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	124,000	131,814
Quanta Services, Inc.	2.900	10-01-30	150,000	137,884
Electrical equipment 0.2%
Regal Rexnord Corp.	6.300	02-15-30	124,000	129,802
Machinery 0.3%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	129,000	131,933
Passenger airlines 1.8%
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	259,421	233,100
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	267,683	236,015
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	237,908	242,549
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	255,755	258,931
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	3.300	01-30-32	198,000	179,129
Information technology 2.0%				1,098,221
IT services 0.1%
CoreWeave, Inc. (A)	9.000	02-01-31	35,000	34,851
CoreWeave, Inc. (A)	9.250	06-01-30	26,000	26,131
Virtusa Corp. (A)	7.125	12-15-28	12,000	11,465
Semiconductors and semiconductor equipment 1.1%
Broadcom, Inc. (A)	3.419	04-15-33	154,000	139,311
Broadcom, Inc.	4.900	07-15-32	72,000	72,222
Foundry JV Holdco LLC (A)	6.150	01-25-32	210,000	219,697
Marvell Technology, Inc.	5.950	09-15-33	24,000	25,316
14	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Qorvo, Inc. (A)	3.375	04-01-31	149,000	$133,759
Software 0.6%
Cloud Software Group, Inc. (A)	8.250	06-30-32	14,000	14,908
Oracle Corp.	5.250	02-03-32	34,000	34,718
Oracle Corp.	5.550	02-06-53	277,000	255,914
Technology hardware, storage and peripherals 0.2%
CDW LLC	5.100	03-01-30	129,000	129,929
Materials 0.9%				453,826
Construction materials 0.2%
JH North America Holdings, Inc. (A)	5.875	01-31-31	10,000	10,034
JH North America Holdings, Inc. (A)	6.125	07-31-32	15,000	15,155
Quikrete Holdings, Inc. (A)	6.375	03-01-32	28,000	28,717
Standard Building Solutions, Inc. (A)	6.250	08-01-33	20,000	20,191
Metals and mining 0.6%
Capstone Copper Corp. (A)	6.750	03-31-33	10,000	10,191
Champion Iron Canada, Inc. (A)	7.875	07-15-32	43,000	43,918
Freeport-McMoRan, Inc.	5.400	11-14-34	129,000	130,571
Novelis Corp. (A)	4.750	01-30-30	134,000	128,359
Novelis Corp. (A)	6.875	01-30-30	9,000	9,274
Paper and forest products 0.1%
Magnera Corp. (A)	7.250	11-15-31	61,000	57,416
Real estate 1.2%				641,165
Hotel and resort REITs 0.0%
XHR LP (A)	6.625	05-15-30	19,000	19,311
Real estate management and development 0.3%
CoStar Group, Inc. (A)	2.800	07-15-30	151,000	136,190
Specialized REITs 0.9%
American Tower Corp.	5.550	07-15-33	35,000	36,081
American Tower Corp.	5.650	03-15-33	35,000	36,299
GLP Capital LP	3.250	01-15-32	153,000	135,339
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	138,000	131,693
Uniti Group LP (A)	6.500	02-15-29	16,000	15,565
VICI Properties LP	5.125	05-15-32	131,000	130,687
Utilities 3.1%				1,674,391
Electric utilities 2.3%
Constellation Energy Generation LLC	6.500	10-01-53	121,000	130,883
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	9,000	9,196
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	26,000	26,675
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	10,000	10,321
NRG Energy, Inc. (A)	3.625	02-15-31	146,000	133,650
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	117,000	128,784
Pacific Gas & Electric Company	4.950	07-01-50	143,000	118,178
Pacific Gas & Electric Company	5.800	05-15-34	124,000	125,836
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	39,000	39,927
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	249,000	240,281
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	261,000	270,060
Independent power and renewable electricity producers 0.3%
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	20,000	20,211
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	34,000	34,963
XPLR Infrastructure Operating Partners LP (A)	4.500	09-15-27	134,000	129,723
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.5%
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	121,000	$126,619

Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	121,000	129,084
Collateralized mortgage obligations 3.2%				$1,730,301
(Cost $1,733,081)
Commercial and residential 2.4%				1,278,480
Avenue of Americas
Series 2025-1301, Class A (A)	5.227	08-11-30	41,000	41,000
BAHA Trust
Series 2024-MAR, Class A (A)(E)	5.972	12-10-41	100,000	102,691
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	38,000	39,512
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	150,000	137,187
Series 2024-V12, Class A3	5.738	12-15-57	38,000	39,479
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	97,000	90,390
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(E)	5.820	10-12-40	100,000	102,612
COLT Mortgage Loan Trust
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	131,069	123,725
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	71,524	68,292
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(E)	5.467	01-13-40	100,000	102,514
OBX Trust
Series 2021-NQM2, Class A1 (A)(E)	1.101	05-25-61	111,804	91,720
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	100,000	101,843
Towd Point Mortgage Trust
Series 2020-1, Class A1 (A)(E)	2.710	01-25-60	72,050	68,923
Series 2020-4, Class A1 (A)	1.750	10-25-60	39,771	35,891
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	30,000	31,111
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(E)	5.349	07-15-40	100,000	101,590
U.S. Government Agency 0.8%				451,821
Government National Mortgage Association
Series 2022-144, Class IO	0.529	10-16-64	1,972,086	97,618
Series 2024-179, Class XI IO	0.831	12-16-66	1,368,495	98,674
Series 2025-3, Class IO	0.855	04-16-67	1,042,804	70,556
Series 2025-35, Class IO	0.766	09-16-66	1,574,966	89,164

Series 2025-73, Class IO	0.676	08-16-67	1,562,991	95,809
Asset-backed securities 5.2%				$2,780,900
(Cost $2,755,731)
Asset-backed securities 5.2%				2,780,900
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	100,000	101,411
AMSR Trust
Series 2025-SFR1, Class A (A)	3.655	06-17-42	100,000	94,844
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	95,000	90,703
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	118,750	108,914
CARS-DB8 LP
Series 2024-2A, Class A1 (A)	4.900	05-15-54	190,667	189,281
CLI Funding IX LLC
Series 2024-1A, Class A (A)	5.630	07-20-49	190,654	191,547
CLI Funding VIII LLC
Series 2022-1A, Class A (A)	2.720	01-18-47	128,064	116,638
16	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	25,000	$25,199
Series 2025-1A, Class A1 (A)	5.316	05-25-50	30,000	30,260
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	25,000	25,068
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 (A)	4.500	05-20-49	100,000	97,174
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	150,000	148,925
DB Master Finance LLC
Series 2021-1A, Class A2II (A)	2.493	11-20-51	144,750	133,777
Driven Brands Funding LLC
Series 2024-1A, Class A2 (A)	6.372	10-20-54	198,000	204,016
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	100,000	100,156
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	100,000	101,945
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	100,000	96,255
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	99,750	100,765
Series 2025-1A, Class A2 (A)	5.610	08-16-55	50,000	50,273
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	37,000	36,997
Progress Residential Trust
Series 2025-SFR1, Class A (A)	3.400	02-17-42	99,877	94,359
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	25,000	24,655
Scalelogix Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	30,000	29,709
SMB Private Education Loan Trust
Series 2023-C, Class A1A (A)	5.670	11-15-52	110,916	113,077
Series 2024-A, Class A1A (A)	5.240	03-15-56	84,250	85,372
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	95,083	92,961
Subway Funding LLC
Series 2024-3A, Class A2I (A)	5.246	07-30-54	24,813	24,434
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	25,000	24,988
Series 2025-1A, Class A2 (A)	5.036	03-25-55	52,000	50,985
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	99,633	98,511
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	25,000	25,460
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	47,968	43,965
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	28,000	28,276

	Yield (%)	Shares	Value
Short-term investments 0.6%			$348,556
(Cost $348,549)
Short-term funds 0.6%			348,556
John Hancock Collateral Trust (F)	4.2650(G)	34,849	348,556

Total investments (Cost $53,258,988) 99.6%	$53,534,936
Other assets and liabilities, net 0.4%	196,713
Total net assets 100.0%	$53,731,649

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	17

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,241,450 or 19.1% of the fund’s net assets as of 7-31-25.
(B)	All or a portion of this security is on loan as of 7-31-25. The value of securities on loan amounted to $230,074.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $234,747.
(G)	The rate shown is the annualized seven-day yield as of 7-31-25.
CORPORATE BOND ETF

As of 7-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.2%				$60,673,761
(Cost $60,532,670)
Communication services 6.7%				4,132,559
Diversified telecommunication services 0.8%
AT&T, Inc.	3.550	09-15-55	698,000	467,984
Entertainment 1.7%
Netflix, Inc.	4.900	08-15-34	449,000	453,820
WMG Acquisition Corp. (A)	3.875	07-15-30	635,000	592,669
Interactive media and services 1.5%
Meta Platforms, Inc.	4.450	08-15-52	1,127,000	947,624
Media 1.9%
Charter Communications Operating LLC	2.800	04-01-31	727,000	644,055
News Corp. (A)	5.125	02-15-32	518,000	504,867
Wireless telecommunication services 0.8%
T-Mobile USA, Inc.	4.500	04-15-50	635,000	521,540
Consumer discretionary 2.5%				1,528,226
Automobiles 0.7%
Ford Motor Credit Company LLC	6.050	03-05-31	394,000	395,087
Broadline retail 1.8%
Amazon.com, Inc.	4.950	12-05-44	1,177,000	1,133,139
Energy 6.7%				4,147,353
Oil, gas and consumable fuels 6.7%
Cheniere Energy Partners LP	3.250	01-31-32	688,000	618,468
DT Midstream, Inc. (A)	4.300	04-15-32	648,000	606,016
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	944,000	934,559
Occidental Petroleum Corp.	6.450	09-15-36	827,000	841,669
ONEOK, Inc.	6.050	09-01-33	527,000	553,012
Var Energi ASA (A)	8.000	11-15-32	523,000	593,629
Financials 43.4%				26,845,380
Banks 22.4%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	1,633,000	1,492,764
Bank of America Corp. (3.194% to 7-23-29, then 3 month CME Term SOFR + 1.180%)	3.194	07-23-30	58,000	55,179
Barclays PLC	4.972	05-16-29	20,000	20,186
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	550,000	567,670
BNP Paribas SA (3.052% to 1-13-30, then Overnight SOFR + 1.507%) (A)	3.052	01-13-31	304,000	282,634
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	483,000	519,851
Citizens Financial Group, Inc.	3.250	04-30-30	277,000	258,871
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	1,013,000	1,045,147
18	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Comerica Bank (5.332% to 8-25-32, then Overnight SOFR + 2.610%)	5.332	08-25-33	1,056,000	$1,028,045
Credit Agricole SA (A)	3.250	01-14-30	840,000	780,226
JPMorgan Chase & Co. (2.739% to 10-15-29, then 3 month CME Term SOFR + 1.510%)	2.739	10-15-30	1,472,000	1,371,193
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (B)	6.750	06-27-26	728,000	734,767
M&T Bank Corp. (6.082% to 3-13-31, then Overnight SOFR + 2.260%)	6.082	03-13-32	561,000	590,334
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	712,000	717,138
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	598,000	616,598
Truist Financial Corp. (4.916% to 7-28-32, then Overnight SOFR + 2.240%)	4.916	07-28-33	1,189,000	1,166,064
U.S. Bancorp (5.850% to 10-21-32, then Overnight SOFR + 2.090%)	5.850	10-21-33	724,000	758,972
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	1,343,000	1,254,556
Wells Fargo & Company (4.478% to 4-4-30, then 3 month CME Term SOFR + 4.032%)	4.478	04-04-31	598,000	594,625
Capital markets 14.0%
Ares Strategic Income Fund	5.600	02-15-30	708,000	705,454
Blackstone Private Credit Fund	5.600	11-22-29	24,000	24,179
Blackstone Private Credit Fund	6.250	01-25-31	684,000	705,172
Deutsche Bank AG (3.547% to 9-18-30, then Overnight SOFR + 3.043%)	3.547	09-18-31	28,000	26,306
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	788,000	711,445
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	698,000	604,844
Morgan Stanley (4.889% to 7-20-32, then Overnight SOFR + 2.076%)	4.889	07-20-33	1,023,000	1,023,478
MSCI, Inc. (A)	3.875	02-15-31	994,000	932,945
State Street Corp. (5.159% to 5-18-33, then Overnight SOFR + 1.890%)	5.159	05-18-34	693,000	705,804
The Bank of New York Mellon Corp. (5.060% to 7-22-31, then Overnight SOFR + 1.230%)	5.060	07-22-32	859,000	875,908
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	786,000	718,176
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	404,000	428,214
UBS Group AG (4.194% to 4-1-30, then Overnight SOFR + 3.730%) (A)	4.194	04-01-31	664,000	649,055
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	486,000	569,691
Consumer finance 1.5%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	888,000	908,687
Financial services 2.7%
Apollo Debt Solutions BDC	6.700	07-29-31	647,000	673,744
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	352,000	355,103
NMI Holdings, Inc.	6.000	08-15-29	294,000	299,865
Visa, Inc.	2.700	04-15-40	446,000	333,322
Insurance 2.8%
Athene Global Funding (A)	1.450	01-08-26	559,000	551,059
Athene Global Funding (A)	1.730	10-02-26	20,000	19,322
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	679,000	619,888
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	679,000	548,899
Health care 8.3%				5,121,588
Biotechnology 3.8%
AbbVie, Inc.	4.250	11-21-49	538,000	438,833
Amgen, Inc.	5.650	03-02-53	1,085,000	1,049,178
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	1,002,000	870,030
Health care providers and services 0.9%
Centene Corp.	2.625	08-01-31	669,000	558,656
Pharmaceuticals 3.6%
Bristol-Myers Squibb Company	3.700	03-15-52	681,000	493,095
Eli Lilly & Company	5.000	02-09-54	798,000	736,635
Pfizer Investment Enterprises Pte, Ltd.	5.300	05-19-53	544,000	507,963
Viatris, Inc.	4.000	06-22-50	711,000	467,198
Industrials 8.2%				5,071,888
Aerospace and defense 0.5%
The Boeing Company	3.900	05-01-49	10,000	7,248
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	5.805	05-01-50	295,000	$284,701
Construction and engineering 2.0%
MasTec, Inc.	5.900	06-15-29	644,000	665,445
Quanta Services, Inc.	5.250	08-09-34	566,000	571,945
Electrical equipment 0.8%
Regal Rexnord Corp.	6.300	02-15-30	445,000	465,823
Passenger airlines 3.9%
Delta Air Lines, Inc. (A)	4.750	10-20-28	679,000	679,417
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	450,244	458,816
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	46,649	47,559
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	647,317	648,656
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	599,735	607,183
Trading companies and distributors 1.0%
AerCap Ireland Capital DAC	3.300	01-30-32	702,000	635,095
Information technology 10.1%				6,254,803
IT services 1.1%
Gartner, Inc. (A)	3.750	10-01-30	746,000	698,153
Semiconductors and semiconductor equipment 2.9%
Foundry JV Holdco LLC (A)	5.875	01-25-34	622,000	628,050
Micron Technology, Inc.	5.875	02-09-33	528,000	549,150
Qorvo, Inc. (A)	3.375	04-01-31	673,000	604,159
Software 2.5%
Microsoft Corp.	2.525	06-01-50	2,468,000	1,518,209
Technology hardware, storage and peripherals 3.6%
Apple, Inc.	2.700	08-05-51	1,802,000	1,123,481
CDW LLC	5.550	08-22-34	590,000	594,378
Dell International LLC	8.350	07-15-46	424,000	539,223
Materials 1.2%				711,480
Chemicals 1.2%
Air Products & Chemicals, Inc.	2.800	05-15-50	1,136,000	711,480
Real estate 3.3%				2,036,556
Real estate management and development 1.0%
CoStar Group, Inc. (A)	2.800	07-15-30	683,000	616,012
Specialized REITs 2.3%
GLP Capital LP	4.000	01-15-30	559,000	534,669
VICI Properties LP	5.125	05-15-32	888,000	885,875
Utilities 7.8%				4,823,928
Electric utilities 4.9%
Constellation Energy Generation LLC	5.750	03-15-54	580,000	569,287
Duke Energy Corp.	5.800	06-15-54	502,000	490,614
Duke Energy Indiana LLC	5.400	04-01-53	18,000	17,094
NRG Energy, Inc. (A)	4.450	06-15-29	945,000	929,429
Pacific Gas & Electric Company	5.900	10-01-54	561,000	525,826
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	471,000	487,349
Virginia Electric and Power Company	5.300	08-15-33	18,000	18,418
Independent power and renewable electricity producers 1.1%
Vistra Operations Company LLC (A)	4.300	07-15-29	675,000	664,449
Multi-utilities 1.8%
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	528,000	563,275
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	553,000	558,187

20	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.7%			$454,680
(Cost $454,659)
Short-term funds 0.7%			454,680
John Hancock Collateral Trust (C)	4.2650(D)	45,459	454,680

Total investments (Cost $60,987,329) 98.9%	$61,128,441
Other assets and liabilities, net 1.1%	693,123
Total net assets 100.0%	$61,821,564

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,325,635 or 19.9% of the fund’s net assets as of 7-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following country composition as a percentage of net assets on 7-31-25:
United States	87.8%
France	2.6%
United Kingdom	2.1%
Switzerland	2.0%
Canada	1.5%
Germany	1.2%
Ireland	1.0%
Norway	1.0%
Other countries	0.8%
TOTAL	100.0%
DYNAMIC MUNICIPAL BOND ETF

As of 7-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 93.9%				$26,217,858
(Cost $26,046,188)
Alabama 5.0%				1,405,583
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	250,000	254,477
Hoover Industrial Development Board United States Steel Corp. Project, AMT	5.750	10-01-49	250,000	250,075
Phenix City Industrial Development Board MeadWestvaco Coated Board Project, Series A, AMT	4.125	05-15-35	150,000	142,245
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	250,000	259,413
Southeast Energy Authority, a Cooperative District Series F	5.250	11-01-55	200,000	214,852
Water Works Board of the City of Birmingham Water Revenue	5.000	01-01-36	260,000	284,521
Alaska 0.7%				201,844
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	250,000	201,844
Arizona 4.3%				1,212,223
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.000	06-01-49	200,000	198,886
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.100	12-01-37	250,000	251,168
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	21

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Glendale Industrial Development Authority Midwest University Foundation, Series A, AMT	5.000	07-01-28	350,000	$363,636
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project (A)	5.000	07-01-45	250,000	233,027
Yuma Industrial Development Authority Yuma Regional Medical Center, Series A (B)	4.000	08-01-54	200,000	165,506
California 4.6%				1,271,825
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	200,000	208,686
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	175,000	171,726
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	350,000	312,076
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	165,000	169,287
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-28	145,000	152,989
City of Los Angeles Wastewater System Revenue Series C	5.000	06-01-43	100,000	105,277
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	150,000	151,784
Colorado 3.2%				903,147
Bromley Park Metropolitan District No. 2, GO (B)	5.500	12-01-43	200,000	209,484
City of Longmont Company Water Enterprise Revenue	3.000	11-01-33	20,000	18,915
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	265,000	258,881
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	110,000	94,810
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series A, GO (A)	5.000	04-01-35	100,000	105,475
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	4.000	12-01-44	250,000	215,582
Connecticut 0.9%				256,331
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-42	150,000	154,565
Connecticut State Health & Educational Facilities Authority Goodwin University Obligated Group	5.000	07-01-44	110,000	101,766
Delaware 2.0%				565,249
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	200,000	161,596
Delaware State Economic Development Authority Delmarva Power & Light Company Project, Series A	3.600	01-01-31	300,000	306,856
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-35	105,000	96,797
District of Columbia 0.8%				213,782
District of Columbia Income Tax Revenue Series A	5.000	06-01-36	100,000	111,353
District of Columbia Income Tax Revenue Series A	5.000	06-01-45	100,000	102,429
Florida 4.5%				1,259,269
Alachua County Health Facilities Authority Oak Hammock at the University of Florida	4.000	10-01-40	100,000	88,206
Cabot Citrus Farms Community Development District	5.250	03-01-29	100,000	101,148
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	530,000	548,568
Florida Higher Educational Facilities Financing Authority Rollins College Project	4.000	12-01-49	100,000	82,852
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	200,000	199,963
22	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-30	175,000	$168,540
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	100,000	69,992
Georgia 1.2%				346,823
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	100,000	96,524
Main Street Natural Gas, Inc. Georgia Gas Supply Revenue, Series A	4.000	09-01-52	250,000	250,299
Hawaii 0.6%				165,850
City & County Honolulu Wastewater System Revenue Series A	5.000	07-01-37	150,000	165,850
Idaho 1.0%				275,047
Idaho Housing & Finance Association Series A	5.000	08-15-36	250,000	275,047
Illinois 2.4%				665,130
Chicago Board of Education Series A, GO	5.875	12-01-47	250,000	254,210
Monroe & St. Clair Counties Community Unit School District No. 4, GO	5.500	07-01-40	200,000	200,201
State of Illinois Series C, GO	4.000	10-01-43	120,000	102,320
Village of Northbrook, GO	5.000	12-01-37	100,000	108,399
Indiana 3.2%				900,668
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	200,000	203,664
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	3.000	11-01-30	500,000	486,477
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	200,000	210,527
Kentucky 1.2%				338,216
Kentucky Public Energy Authority Series A	5.250	06-01-55	200,000	211,132
Stamford Housing Authority Mozaic Concierge Living Project, Series A	5.500	10-01-35	125,000	127,084
Massachusetts 3.1%				854,326
Commonwealth of Massachusetts Series A, GO	5.000	04-01-45	100,000	102,874
Commonwealth of Massachusetts Series D, GO	4.000	11-01-37	5,000	4,970
Massachusetts Development Finance Agency Bentley University	5.000	07-01-44	200,000	200,896
Massachusetts Development Finance Agency Brandeis University, Series T-2	5.000	10-01-55	150,000	162,316
Massachusetts Development Finance Agency Gingercare Living, Series B-1 (A)	5.250	12-01-30	100,000	100,147
Massachusetts Development Finance Agency Wellforce, Series C (B)	5.000	10-01-27	250,000	261,647
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.125	09-01-46	30,000	21,476
Michigan 2.6%				711,470
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-41	120,000	121,561
Michigan Finance Authority McLaren Health Care, Series D	1.200	10-15-38	300,000	283,265
Michigan State Hospital Finance Authority Corewell Health, Series B-1	5.000	08-15-55	100,000	108,019
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	100,000	102,350
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	23

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
State of Michigan Trunk Line Revenue Trunk Line Fund Rebuilding Program, Series B	4.000	11-15-38	100,000	$96,275
Mississippi 0.4%				123,476
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	115,000	123,476
Missouri 1.3%				364,681
I-470 Western Gateway Transportation Development District Series A (A)	4.500	12-01-29	100,000	100,124
Lee’s Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-51	25,000	19,958
St. Louis Land Clearance for Redevelopment Authority Kiel Opera House Renovation Project	3.875	10-01-35	100,000	94,855
Waynesville R-VI School District Certificates of Participation	5.000	04-15-36	140,000	149,744
Nebraska 1.0%				265,383
Central Plains Energy Project Series A-1	5.000	08-01-55	250,000	265,383
Nevada 0.2%				41,091
County of Clark Series C, GO	3.000	07-01-35	45,000	41,091
New Jersey 1.8%				492,818
New Jersey Economic Development Authority Repauno Port and Rail Terminal, AMT (A)	6.375	01-01-35	100,000	101,568
New Jersey Educational Facilities Authority Princeton University, Series A	5.000	07-01-64	100,000	112,006
New Jersey Institute of Technology Series A (B)	5.000	07-01-36	250,000	279,244
New York 6.7%				1,863,098
Build NYC Resource Corp. Senior Airport Facilities, AMT	5.500	07-01-42	100,000	102,503
Dutchess County Local Development Corp. Health Quest Systems, Inc. Project, Series B	4.000	07-01-41	125,000	112,519
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	150,000	170,903
New York City Transitional Finance Authority Fiscal 2025, Series D	5.000	05-01-36	50,000	54,993
New York State Dormitory Authority School Districts Revenue Bond Financing Program, Series C (B)	5.000	10-01-36	200,000	218,880
New York State Dormitory Authority White Plains Hospital Obligated Group (B)	5.000	10-01-38	155,000	164,881
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	250,000	216,825
New York Transportation Development Corp. JFK International Airport Terminal One Project, AMT	6.000	06-30-54	195,000	198,066
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-40	100,000	107,197
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-41	100,000	106,305
Port Authority of New York & New Jersey Series 248	5.000	01-15-45	150,000	154,011
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	250,000	256,015
North Carolina 2.6%				735,575
City of Charlotte Series B, GO	5.000	07-01-36	100,000	110,884
Greater Asheville Regional Airport Authority, AMT (B)	5.000	07-01-35	150,000	159,071
Raleigh Durham Airport Authority Series A, AMT	5.000	05-01-33	300,000	315,616
24	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
North Carolina (continued)
State of North Carolina Series C	3.000	05-01-28	150,000	$150,004
North Dakota 0.9%				249,193
City of Bismarck Series T, GO	2.500	05-01-26	250,000	249,193
Ohio 1.9%				534,266
Northeast Ohio Regional Sewer District	3.000	11-15-34	250,000	229,968
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	300,000	304,298
Oklahoma 0.4%				110,409
Tulsa Municipal Airport Trust Trustees American Airlines, Inc., AMT	6.250	12-01-35	100,000	110,409
Oregon 0.8%				234,381
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-30	225,000	234,381
Pennsylvania 5.1%				1,414,700
Allegheny County Airport Authority Pittsburgh International Airport, Series A, AMT (B)	5.250	01-01-44	250,000	254,116
Beaver County Industrial Development Authority FirstEnergy Corp., Series B	3.750	10-01-47	85,000	66,230
City of Philadelphia Series A, GO	5.000	08-01-39	150,000	159,772
City of Philadelphia Airport Revenue Series B, AMT	5.000	07-01-29	500,000	515,880
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-37	175,000	162,902
Lancaster Municipal Authority Luthercare Project Series A	5.000	12-01-45	45,000	42,648
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-43	100,000	102,628
Swarthmore Borough Authority Swarthmore College, Series A-2	5.000	09-15-55	100,000	110,524
Puerto Rico 0.5%				128,688
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (C)	2.604	11-01-43	207,143	128,688
South Carolina 0.7%				198,769
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.500	09-01-45	100,000	97,527
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-27	100,000	101,242
Tennessee 3.9%				1,096,456
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	200,000	216,110
Knoxville Tennessee, GO	3.000	05-01-35	120,000	111,784
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.250	07-01-53	250,000	253,375
Tennessee Energy Acquisition Corp. Gas Project, Series A-1	5.000	05-01-53	500,000	515,187
Texas 8.0%				2,219,358
Arlington Higher Education Finance Corp. Leadership Prep School	4.000	06-15-49	200,000	169,367
City of Pearland Series C, GO	5.000	09-01-44	135,000	137,175
City of San Antonio Electric & Gas Systems Revenue Series A	5.000	02-01-44	200,000	201,295
Dallas Independent School District Series A-6, GO	5.000	02-15-55	250,000	272,766
El Paso County Hospital District, GO (B)	5.000	02-15-40	100,000	104,583
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	25

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Municipal Utility District No. 202, GO (B)	3.000	02-15-35	45,000	$41,096
Harris County Municipal Utility District No. 24, GO (B)	3.000	03-01-32	100,000	97,448
Harris County Municipal Utility District No. 24, GO (B)	3.000	03-01-34	100,000	94,786
Harris County Municipal Utility District No. 489 Series A, GO (B)	3.000	09-01-35	100,000	88,826
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	100,000	101,212
Port of Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	3.625	01-01-35	140,000	123,640
Prosper Independent School District, GO	5.000	02-15-36	245,000	268,784
Texas Municipal Gas Acquisition & Supply Corp. IV Series A	5.500	01-01-54	250,000	266,052
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	252,328
Utah 2.8%				788,561
Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-31	475,000	492,624
Salt Lake City Airport Revenue Series A, AMT	5.250	07-01-36	180,000	192,522
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-27	100,000	103,415
Vermont 0.5%				145,984
Vermont Economic Development Authority Casella Waste Systems, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	150,000	145,984
Virginia 3.6%				1,002,024
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-37	250,000	274,929
County of Arlington, GO	5.000	06-15-36	85,000	92,763
Isle Wight County Industrial Development Authority Riverside Health System (B)	5.250	07-01-43	250,000	256,561
Loudoun County Economic Development Authority Public Facilities Project, Series A	3.000	12-01-36	200,000	176,000
Virginia Beach Development Authority Westminster-Cantebury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	201,771
Washington 3.9%				1,094,346
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	200,000	216,926
Port of Seattle Series C, AMT	5.000	08-01-29	550,000	585,601
State of Washington Series B, GO	5.000	06-01-47	160,000	161,728
Washington State Housing Finance Commission Bayview Manor II Project, Series B-2 (A)	4.200	07-01-29	130,000	130,091
West Virginia 1.2%				346,853
West Virginia Economic Development Authority Appalachian Power Amos Project, Series A, AMT	1.000	01-01-41	250,000	249,414
West Virginia Economic Development Authority Commercial Metals Company Project, AMT	4.625	04-15-55	100,000	97,439
Wisconsin 4.4%				1,220,965
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	245,000	252,862
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	200,000	200,937
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-35	100,000	103,342
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-35	150,000	159,965
Public Finance Authority SR 400 Express Lanes Project, AMT	5.750	12-31-65	250,000	238,341
26	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	100,000	$81,459
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc. Project, Series A	5.125	04-01-57	100,000	81,127
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	5.625	07-01-35	100,000	102,932

	Yield (%)	Shares	Value
Short-term investments 7.1%			$1,981,352
(Cost $1,981,367)
Short-term funds 7.1%
John Hancock Collateral Trust (E)	4.2650(F)	198,098	1,981,352
Total investments (Cost $28,027,555) 101.0%			$28,199,210
Other assets and liabilities, net (1.0%)			(277,591)
Total net assets 100.0%			$27,921,619

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 7-31-25.

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	8.0
Build America Mutual Assurance Company	2.2
TOTAL	10.2
The fund had the following portfolio composition as a percentage of net assets on 7-31-25:
General obligation bonds	12.7%
Revenue bonds	81.2%
Other revenue	15.8%
Education	14.7%
Airport	13.2%
Health care	12.9%
Development	12.8%
Water and sewer	4.5%
Transportation	2.8%
Utilities	1.8%
Housing	1.0%
Tobacco	0.7%
Facilities	0.5%
Pollution	0.5%
Short-term investments and other	6.1%
TOTAL	100.0%
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	27

HIGH YIELD ETF

As of 7-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.7%				$42,097,244
(Cost $41,605,229)
Communication services 14.2%				6,111,846
Diversified telecommunication services 3.4%
Cablevision Lightpath LLC (A)	5.625	09-15-28	201,000	200,336
Cogent Communications Group LLC (A)	6.500	07-01-32	24,000	23,520
Cogent Communications Group LLC (A)	7.000	06-15-27	38,000	38,086
Connect Finco SARL (A)	9.000	09-15-29	200,000	201,962
Embarq LLC	7.995	06-01-36	64,000	31,451
Fibercop SpA (A)	7.200	07-18-36	230,000	227,746
Frontier Communications Holdings LLC (A)	6.750	05-01-29	96,000	96,918
Level 3 Financing, Inc. (A)	3.625	01-15-29	165,000	140,250
Level 3 Financing, Inc. (A)	6.875	06-30-33	126,000	127,683
Lumen Technologies, Inc. (A)	4.500	01-15-29	31,000	28,154
Qwest Corp.	7.250	09-15-25	44,000	44,042
Telesat Canada (A)	4.875	06-01-27	61,000	37,668
Telesat Canada (A)	6.500	10-15-27	46,000	17,250
Windstream Services LLC (A)	8.250	10-01-31	77,000	80,611
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	63,000	59,842
Zayo Group Holdings, Inc. (A)	6.125	03-01-28	117,000	105,727
Entertainment 1.2%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	73,000	62,197
Cinemark USA, Inc. (A)	7.000	08-01-32	20,000	20,652
Playtika Holding Corp. (A)	4.250	03-15-29	32,000	29,260
Univision Communications, Inc. (A)	8.500	07-31-31	187,000	189,912
WarnerMedia Holdings, Inc.	4.279	03-15-32	270,000	226,730
Interactive media and services 0.5%
Arches Buyer, Inc. (A)	4.250	06-01-28	22,000	21,189
GoTo Group, Inc. (A)	5.500	05-01-28	14,000	11,786
GoTo Group, Inc. (A)	5.500	05-01-28	17,000	5,780
Match Group Holdings II LLC (A)	4.125	08-01-30	47,000	43,833
Match Group Holdings II LLC (A)	5.625	02-15-29	86,000	85,730
ZoomInfo Technologies LLC (A)	3.875	02-01-29	41,000	38,544
Media 8.3%
Altice France Holding SA (A)	6.000	02-15-28	200,000	73,500
Altice France SA (A)	5.500	01-15-28	230,000	204,413
AMC Networks, Inc.	4.250	02-15-29	2,000	1,601
AMC Networks, Inc. (A)	10.500	07-15-32	55,000	55,963
Cable One, Inc. (A)	4.000	11-15-30	43,000	33,112
CCO Holdings LLC	4.500	05-01-32	378,000	342,984
CCO Holdings LLC (A)	4.750	02-01-32	338,000	312,434
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	54,000	50,992
Clear Channel Outdoor Holdings, Inc. (A)	7.875	04-01-30	29,000	29,864
CMG Media Corp. (A)	8.875	06-18-29	85,000	82,467
CSC Holdings LLC (A)	5.500	04-15-27	200,000	193,584
CSC Holdings LLC (A)	5.750	01-15-30	280,000	138,051
CSC Holdings LLC (A)	11.250	05-15-28	215,000	216,119
Directv Financing LLC (A)	10.000	02-15-31	179,000	172,623
DISH DBS Corp.	5.125	06-01-29	127,000	94,293
DISH DBS Corp. (A)	5.250	12-01-26	107,000	100,711
DISH DBS Corp.	7.750	07-01-26	62,000	55,103
DISH Network Corp. (A)	11.750	11-15-27	78,000	81,232
Getty Images, Inc. (A)	9.750	03-01-27	30,000	29,213
Gray Media, Inc. (A)	10.500	07-15-29	51,000	55,192
iHeartCommunications, Inc. (A)	9.125	05-01-29	41,950	34,992
28	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
iHeartCommunications, Inc. (A)	10.875	05-01-30	51,000	$25,261
Lamar Media Corp.	4.875	01-15-29	47,000	46,157
Neptune Bidco US, Inc. (A)	9.290	04-15-29	110,000	106,456
Nexstar Media, Inc. (A)	4.750	11-01-28	66,000	64,148
Outfront Media Capital LLC (A)	4.625	03-15-30	63,000	59,806
Paramount Global (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	90,000	86,738
Scripps Escrow II, Inc. (A)	3.875	01-15-29	24,000	21,307
Scripps Escrow II, Inc. (A)	5.375	01-15-31	25,000	18,286
Scripps Escrow, Inc. (A)	5.875	07-15-27	21,000	20,974
Sinclair Television Group, Inc. (A)	5.500	03-01-30	47,000	38,819
Sirius XM Radio LLC (A)	4.125	07-01-30	277,000	252,689
TEGNA, Inc.	5.000	09-15-29	89,000	85,550
The EW Scripps Company (A)	9.875	08-15-30	44,000	43,725
Vmed O2 UK Financing I PLC (A)	4.750	07-15-31	200,000	185,034
VZ Secured Financing BV (A)	5.000	01-15-32	200,000	175,889
Wireless telecommunication services 0.8%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	96,000	98,237
Vodafone Group PLC (5.125% to 6-4-51, then 5 Year CMT + 3.073% to 6-4-71, then 5 Year CMT + 3.823%)	5.125	06-04-81	295,000	227,468
Consumer discretionary 15.5%				6,695,949
Automobile components 1.7%
Adient Global Holdings, Ltd. (A)	7.500	02-15-33	62,000	63,225
American Axle & Manufacturing, Inc.	6.875	07-01-28	65,000	64,751
Clarios Global LP (A)	6.750	02-15-30	125,000	128,879
Dealer Tire LLC (A)	8.000	02-01-28	40,000	39,162
Dornoch Debt Merger Sub, Inc. (A)	6.625	10-15-29	20,000	15,785
Garrett Motion Holdings, Inc. (A)	7.750	05-31-32	29,000	30,095
Phinia, Inc. (A)	6.750	04-15-29	74,000	76,153
Real Hero Merger Sub 2, Inc. (A)	6.250	02-01-29	35,000	24,052
Tenneco, Inc. (A)	8.000	11-17-28	92,000	91,314
The Goodyear Tire & Rubber Company	5.625	04-30-33	113,000	106,050
The Goodyear Tire & Rubber Company	6.625	07-15-30	106,000	107,859
Automobiles 0.5%
Nissan Motor Acceptance Company LLC (A)	1.850	09-16-26	178,000	170,801
Rivian Holdings LLC (A)	10.000	01-15-31	26,000	24,743
Thor Industries, Inc. (A)	4.000	10-15-29	27,000	25,334
Broadline retail 0.9%
Kohl’s Corp.	5.550	07-17-45	49,000	27,557
Kohl’s Corp. (A)	10.000	06-01-30	21,000	21,811
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	24,000	22,979
Macy’s Retail Holdings LLC (A)	6.700	07-15-34	15,000	12,951
Nordstrom, Inc.	4.000	03-15-27	35,000	34,240
Nordstrom, Inc.	4.250	08-01-31	24,000	20,795
Rakuten Group, Inc. (A)	9.750	04-15-29	200,000	218,983
Wand NewCo 3, Inc. (A)	7.625	01-30-32	40,000	41,999
Distributors 0.1%
American Builders & Contractors Supply Company, Inc. (A)	3.875	11-15-29	53,000	49,950
Diversified consumer services 0.4%
Adtalem Global Education, Inc. (A)	5.500	03-01-28	149,000	147,209
StoneMor, Inc. (A)	8.500	05-15-29	26,000	24,526
Hotels, restaurants and leisure 6.7%
Affinity Interactive (A)	6.875	12-15-27	35,000	19,286
Caesars Entertainment, Inc. (A)	4.625	10-15-29	50,000	47,252
Caesars Entertainment, Inc. (A)	7.000	02-15-30	208,000	214,559
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	29

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carnival Corp. (A)	5.750	03-15-30	33,000	$33,472
Carnival Corp. (A)	5.750	08-01-32	94,000	94,636
Carnival Corp. (A)	6.000	05-01-29	92,000	92,816
Carnival Corp. (A)	6.125	02-15-33	61,000	62,082
CCM Merger, Inc. (A)	6.375	05-01-26	63,000	62,981
Churchill Downs, Inc. (A)	5.750	04-01-30	63,000	62,844
Fertitta Entertainment LLC (A)	4.625	01-15-29	45,000	42,781
Fertitta Entertainment LLC (A)	6.750	01-15-30	42,000	39,515
Hilton Domestic Operating Company, Inc. (A)	6.125	04-01-32	190,000	193,772
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	46,000	44,850
Light & Wonder International, Inc. (A)	7.250	11-15-29	104,000	106,797
MGM Resorts International	6.500	04-15-32	115,000	116,809
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	45,000	43,355
Motion Bondco DAC (A)	6.625	11-15-27	200,000	189,763
NCL Corp., Ltd. (A)	6.250	03-01-30	127,000	128,526
NCL Corp., Ltd. (A)	8.125	01-15-29	82,000	86,144
New Red Finance, Inc. (A)	4.000	10-15-30	48,000	44,473
New Red Finance, Inc. (A)	5.625	09-15-29	100,000	100,597
New Red Finance, Inc. (A)	6.125	06-15-29	66,000	67,457
Penn Entertainment, Inc. (A)	4.125	07-01-29	27,000	25,025
Raising Cane’s Restaurants LLC (A)	9.375	05-01-29	12,000	12,661
Resorts World Las Vegas LLC (A)	4.625	04-16-29	200,000	177,888
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	25,000	25,241
Sabre GLBL, Inc. (A)	10.750	11-15-29	74,000	76,218
Scientific Games Holdings LP (A)	6.625	03-01-30	73,000	70,325
Station Casinos LLC (A)	4.625	12-01-31	37,000	34,626
Travel + Leisure Company (A)	4.625	03-01-30	19,000	18,209
Viking Cruises, Ltd. (A)	7.000	02-15-29	62,000	62,477
Viking Cruises, Ltd. (A)	9.125	07-15-31	59,000	63,479
Viking Ocean Cruises Ship VII, Ltd. (A)	5.625	02-15-29	64,000	63,575
Wynn Las Vegas LLC (A)	5.250	05-15-27	17,000	16,969
Wynn Resorts Finance LLC (A)	7.125	02-15-31	119,000	126,569
Yum! Brands, Inc.	3.625	03-15-31	87,000	80,190
Yum! Brands, Inc.	6.875	11-15-37	125,000	134,378
Household durables 1.9%
Beazer Homes USA, Inc. (A)	7.500	03-15-31	38,000	38,431
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	46,000	42,836
Century Communities, Inc. (A)	3.875	08-15-29	27,000	24,890
Empire Communities Corp. (A)	9.750	05-01-29	50,000	50,991
KB Home	4.000	06-15-31	101,000	92,709
M/I Homes, Inc.	3.950	02-15-30	69,000	63,930
Newell Brands, Inc.	6.625	05-15-32	115,000	109,978
Newell Brands, Inc.	7.000	04-01-46	29,000	24,886
Shea Homes LP	4.750	04-01-29	35,000	33,871
Taylor Morrison Communities, Inc. (A)	5.750	01-15-28	150,000	151,246
The New Home Company, Inc. (A)	8.500	11-01-30	50,000	51,049
TopBuild Corp. (A)	4.125	02-15-32	30,000	27,649
Whirlpool Corp.	4.600	05-15-50	45,000	33,506
Whirlpool Corp.	5.500	03-01-33	30,000	28,675
Whirlpool Corp.	6.125	06-15-30	30,000	29,928
Leisure products 0.1%
MajorDrive Holdings IV LLC (A)	6.375	06-01-29	31,000	25,571
Specialty retail 2.8%
Advance Auto Parts, Inc.	3.500	03-15-32	15,000	12,814
Advance Auto Parts, Inc. (A)	7.000	08-01-30	45,000	45,229
30	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Advance Auto Parts, Inc. (A)	7.375	08-01-33	45,000	$45,241
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	87,000	82,294
Bath & Body Works, Inc.	6.875	11-01-35	61,000	62,768
Bath & Body Works, Inc.	6.950	03-01-33	82,000	84,301
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (A)	7.750	04-01-27	32,000	31,995
Cougar JV Subsidiary LLC (A)	8.000	05-15-32	44,000	46,536
Lithia Motors, Inc. (A)	4.375	01-15-31	94,000	88,420
Mavis Tire Express Services Topco Corp. (A)	6.500	05-15-29	60,000	59,284
Penske Automotive Group, Inc.	3.750	06-15-29	20,000	18,932
PetSmart, Inc. (A)	7.750	02-15-29	250,000	244,646
Sally Holdings LLC	6.750	03-01-32	50,000	51,317
Sonic Automotive, Inc. (A)	4.875	11-15-31	98,000	92,364
Specialty Building Products Holdings LLC (A)	7.750	10-15-29	22,000	21,560
Staples, Inc. (A)	10.750	09-01-29	163,000	152,839
Staples, Inc. (A)	12.750	01-15-30	30,000	20,984
The Michaels Companies, Inc. (A)	5.250	05-01-28	53,000	42,028
The Michaels Companies, Inc. (A)	7.875	05-01-29	38,000	25,204
Textiles, apparel and luxury goods 0.4%
Hanesbrands, Inc. (A)	9.000	02-15-31	40,000	42,100
Under Armour, Inc. (A)	7.250	07-15-30	88,000	89,784
VF Corp.	2.950	04-23-30	37,000	31,363
Consumer staples 3.7%				1,589,174
Beverages 0.1%
Primo Water Holdings, Inc. (A)	4.375	04-30-29	33,000	31,832
Consumer staples distribution and retail 1.4%
Albertsons Companies, Inc. (A)	4.875	02-15-30	44,000	42,888
Albertsons Companies, Inc. (A)	5.875	02-15-28	127,000	126,900
Arko Corp. (A)	5.125	11-15-29	15,000	12,297
C&S Group Enterprises LLC (A)	5.000	12-15-28	13,000	11,626
KeHE Distributors LLC (A)	9.000	02-15-29	53,000	55,311
Performance Food Group, Inc. (A)	5.500	10-15-27	85,000	84,869
Safeway, Inc.	7.250	02-01-31	45,000	48,193
United Natural Foods, Inc. (A)	6.750	10-15-28	29,000	28,877
US Foods, Inc. (A)	7.250	01-15-32	153,000	159,405
Walgreens Boots Alliance, Inc.	4.100	04-15-50	40,000	34,249
Walgreens Boots Alliance, Inc.	8.125	08-15-29	17,000	18,248
Food products 1.5%
B&G Foods, Inc. (A)	8.000	09-15-28	42,000	39,270
Darling Ingredients, Inc. (A)	5.250	04-15-27	40,000	39,944
Lamb Weston Holdings, Inc. (A)	4.375	01-31-32	177,000	165,382
Pilgrim’s Pride Corp.	3.500	03-01-32	99,000	88,907
Post Holdings, Inc. (A)	4.500	09-15-31	123,000	113,691
Post Holdings, Inc. (A)	4.625	04-15-30	137,000	130,863
TreeHouse Foods, Inc.	4.000	09-01-28	16,000	14,797
Viking Baked Goods Acquisition Corp. (A)	8.625	11-01-31	32,000	31,377
Household products 0.2%
Energizer Holdings, Inc. (A)	4.375	03-31-29	18,000	17,065
Energizer Holdings, Inc. (A)	6.500	12-31-27	37,000	37,540
Kronos Acquisition Holdings, Inc. (A)	10.750	06-30-32	55,000	36,918
Personal care products 0.5%
HLF Financing Sarl LLC (A)	4.875	06-01-29	25,000	20,834
HLF Financing Sarl LLC (A)	12.250	04-15-29	35,000	37,930
Perrigo Finance Unlimited Company	4.900	12-15-44	200,000	159,961
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	31

	Rate (%)	Maturity date	Par value^	Value
Energy 9.7%				$4,197,106
Energy equipment and services 1.2%
Archrock Partners LP (A)	6.625	09-01-32	62,000	62,919
Nabors Industries, Inc. (A)	7.375	05-15-27	107,000	107,990
Nabors Industries, Inc. (A)	8.875	08-15-31	63,000	50,512
Nabors Industries, Ltd. (A)	7.500	01-15-28	52,000	47,985
Noble Finance II LLC (A)	8.000	04-15-30	23,000	23,459
Transocean Titan Financing, Ltd. (A)	8.375	02-01-28	83,238	85,306
Transocean, Inc. (A)	8.500	05-15-31	71,000	65,232
Transocean, Inc. (A)	8.750	02-15-30	45,600	47,277
Weatherford International, Ltd. (A)	8.625	04-30-30	29,000	29,792
Oil, gas and consumable fuels 8.5%
Ascent Resources Utica Holdings LLC (A)	6.625	10-15-32	104,000	105,790
Baytex Energy Corp. (A)	8.500	04-30-30	85,000	86,500
Buckeye Partners LP	5.600	10-15-44	40,000	33,733
CITGO Petroleum Corp. (A)	8.375	01-15-29	210,000	217,771
Civitas Resources, Inc. (A)	8.750	07-01-31	265,000	268,270
Comstock Resources, Inc. (A)	6.750	03-01-29	41,000	40,273
CQP Holdco LP (A)	5.500	06-15-31	250,000	244,229
Delek Logistics Partners LP (A)	7.375	06-30-33	80,000	79,083
Energy Transfer LP (7.125% to 10-1-29, then 5 Year CMT + 2.829%)	7.125	10-01-54	64,000	65,627
Hess Midstream Operations LP (A)	6.500	06-01-29	137,000	141,124
Hilcorp Energy I LP (A)	8.375	11-01-33	271,000	282,795
ITT Holdings LLC (A)	6.500	08-01-29	22,000	20,955
Kinetik Holdings LP (A)	6.625	12-15-28	29,000	29,659
Murphy Oil Corp.	5.875	12-01-42	50,000	40,851
NFE Financing LLC (A)	12.000	11-15-29	112,000	39,678
NGL Energy Operating LLC (A)	8.125	02-15-29	42,000	41,562
NGL Energy Operating LLC (A)	8.375	02-15-32	42,000	41,084
Northriver Midstream Finance LP (A)	6.750	07-15-32	86,000	87,558
Permian Resources Operating LLC (A)	7.000	01-15-32	212,000	218,915
Prairie Acquiror LP (A)	9.000	08-01-29	49,000	50,754
SM Energy Company (A)	6.750	08-01-29	164,000	164,130
Summit Midstream Holdings LLC (A)	8.625	10-31-29	51,000	51,945
Sunoco LP (A)	7.000	09-15-28	62,000	63,859
Sunoco LP (A)	7.250	05-01-32	62,000	64,976
Tallgrass Energy Partners LP (A)	6.000	12-31-30	108,000	105,813
Transocean Aquila, Ltd. (A)	8.000	09-30-28	128,831	130,460
Venture Global Calcasieu Pass LLC (A)	3.875	11-01-33	121,000	105,577
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	195,000	200,267
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	67,000	67,017
Venture Global LNG, Inc. (A)	9.875	02-01-32	416,000	448,841
Vital Energy, Inc. (A)	7.750	07-31-29	46,000	41,855
Vital Energy, Inc.	9.750	10-15-30	102,000	95,683
Financials 12.6%				5,410,130
Banks 0.7%
Banc of California (3.250% to 5-1-26, then 3 month CME Term SOFR + 2.520%)	3.250	05-01-31	100,000	89,290
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (B)	6.875	08-15-30	160,000	161,360
Park River Holdings, Inc. (A)	6.750	08-01-29	13,000	11,348
Valley National Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.360%)	3.000	06-15-31	61,000	54,532
Capital markets 2.4%
AG Issuer LLC (A)	6.250	03-01-28	89,000	88,906
Aretec Group, Inc. (A)	10.000	08-15-30	97,000	105,771
Coinbase Global, Inc. (A)	3.375	10-01-28	97,000	91,265
Focus Financial Partners LLC (A)	6.750	09-15-31	126,000	128,761
Jane Street Group (A)	6.750	05-01-33	183,000	187,279
Jane Street Group (A)	7.125	04-30-31	62,000	64,035
32	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Jefferies Finance LLC (A)	6.625	10-15-31	260,000	$258,679
Stonex Escrow Issuer LLC (A)	6.875	07-15-32	82,000	83,473
Consumer finance 1.4%
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (A)	8.375	06-15-35	30,000	30,988
Bread Financial Holdings, Inc. (A)	9.750	03-15-29	47,000	50,420
Credit Acceptance Corp. (A)	6.625	03-15-30	126,000	127,596
FirstCash, Inc. (A)	5.625	01-01-30	26,000	25,731
OneMain Finance Corp.	5.375	11-15-29	87,000	85,307
OneMain Finance Corp.	6.750	03-15-32	231,000	234,394
PRA Group, Inc. (A)	5.000	10-01-29	32,000	29,565
Synchrony Financial	7.250	02-02-33	32,000	33,628
Financial services 3.7%
CI Financial Corp. (A)	7.500	05-30-29	80,000	84,516
Cobra AcquisitionCo LLC (A)	12.250	11-01-29	49,000	50,960
Compass Group Diversified Holdings LLC (A)	5.250	04-15-29	47,000	43,662
Freedom Mortgage Corp. (A)	12.250	10-01-30	223,000	246,670
Icahn Enterprises LP	5.250	05-15-27	101,000	98,400
Icahn Enterprises LP	9.000	06-15-30	30,000	29,137
Midcap Financial Issuer Trust (A)	6.500	05-01-28	245,000	242,888
Mobius Merger Sub, Inc. (A)	9.000	06-01-30	8,000	7,341
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	113,000	112,848
Osaic Holdings, Inc. (A)	6.750	08-01-32	40,000	40,482
PennyMac Financial Services, Inc. (A)	6.875	05-15-32	83,000	84,564
Prospect Capital Corp.	3.364	11-15-26	22,000	21,091
Rocket Companies, Inc. (A)	6.125	08-01-30	83,000	84,158
Rocket Mortgage LLC (A)	2.875	10-15-26	82,000	79,956
Rocket Mortgage LLC (A)	3.875	03-01-31	187,000	172,492
Shift4 Payments LLC (A)	6.750	08-15-32	115,000	118,794
VFH Parent LLC (A)	7.500	06-15-31	53,000	55,144
Insurance 3.4%
Acrisure LLC (A)	7.500	11-06-30	350,000	361,578
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	288,000	296,142
AmWINS Group, Inc. (A)	4.875	06-30-29	127,000	123,353
Assurant, Inc. (7.000% to 3-27-28, then 3 month LIBOR + 4.135%)	7.000	03-27-48	22,000	22,471
Augustar Life Insurance Company (A)	6.875	06-15-42	142,000	128,838
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (A)	4.700	10-15-51	86,000	84,183
HUB International, Ltd. (A)	7.375	01-31-32	158,000	164,517
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	60,000	58,387
Panther Escrow Issuer LLC (A)	7.125	06-01-31	163,000	168,558
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26	55,000	51,173
Mortgage real estate investment trusts 1.0%
Apollo Commercial Real Estate Finance, Inc. (A)	4.625	06-15-29	16,000	15,197
Arbor Realty SR, Inc. (A)	7.875	07-15-30	70,000	71,484
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29	32,000	33,827
Ladder Capital Finance Holdings LLLP (A)	7.000	07-15-31	80,000	83,786
Rithm Capital Corp. (A)	8.000	07-15-30	76,000	77,370
Starwood Property Trust, Inc. (A)	6.500	07-01-30	55,000	56,572
Starwood Property Trust, Inc. (A)	7.250	04-01-29	93,000	97,263
Health care 8.2%				3,533,527
Biotechnology 0.3%
Emergent BioSolutions, Inc. (A)	3.875	08-15-28	27,000	20,715
Select Medical Corp. (A)	6.250	12-01-32	30,000	29,922
Star Parent, Inc. (A)	9.000	10-01-30	49,000	51,528
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	33

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies 1.2%
Bausch + Lomb Corp. (A)	8.375	10-01-28	33,000	$34,406
Embecta Corp. (A)	5.000	02-15-30	23,000	20,860
Insulet Corp. (A)	6.500	04-01-33	14,000	14,391
Medline Borrower LP (A)	3.875	04-01-29	183,000	174,523
Medline Borrower LP (A)	5.250	10-01-29	269,000	263,744
Sotera Health Holdings LLC (A)	7.375	06-01-31	23,000	23,793
Health care providers and services 4.7%
Acadia Healthcare Company, Inc. (A)	5.000	04-15-29	44,000	42,517
Acadia Healthcare Company, Inc. (A)	7.375	03-15-33	41,000	42,213
AdaptHealth LLC (A)	5.125	03-01-30	108,000	101,520
AthenaHealth Group, Inc. (A)	6.500	02-15-30	35,000	34,407
Centene Corp.	3.375	02-15-30	61,000	54,921
Community Health Systems, Inc. (A)	5.250	05-15-30	50,000	43,739
Community Health Systems, Inc. (A)	5.625	03-15-27	140,000	140,220
Community Health Systems, Inc. (A)	6.875	04-15-29	32,000	24,880
Community Health Systems, Inc. (A)	10.875	01-15-32	55,000	57,661
Concentra Health Services, Inc. (A)	6.875	07-15-32	27,000	27,742
CVS Health Corp. (6.750% to 12-10-34, then 5 Year CMT + 2.516%)	6.750	12-10-54	86,000	86,071
DaVita, Inc. (A)	4.625	06-01-30	243,000	231,727
Global Medical Response, Inc. (8.750% Cash and 0.750% PIK) (A)	9.500	10-31-28	86,404	86,100
LifePoint Health, Inc. (A)	5.375	01-15-29	67,000	62,980
LifePoint Health, Inc. (A)	9.875	08-15-30	97,000	104,545
Molina Healthcare, Inc. (A)	3.875	11-15-30	62,000	55,984
Molina Healthcare, Inc. (A)	6.250	01-15-33	42,000	41,438
MPH Acquisition Holdings LLC (A)	5.750	12-31-30	75,030	61,825
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (A)	11.500	12-31-30	29,707	29,336
Owens & Minor, Inc. (A)	6.625	04-01-30	68,000	61,234
Pediatrix Medical Group, Inc. (A)	5.375	02-15-30	15,000	14,689
Radiology Partners, Inc. (A)	8.500	07-15-32	30,000	30,312
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (A)	9.781	02-15-30	49,075	48,462
Surgery Center Holdings, Inc. (A)	7.250	04-15-32	45,000	46,269
Team Health Holdings, Inc. (A)	8.375	06-30-28	43,000	43,220
Team Health Holdings, Inc. (9.000% Cash and 4.500% PIK) (A)	13.500	06-30-28	37,297	40,234
Tenet Healthcare Corp.	4.375	01-15-30	104,000	99,990
Tenet Healthcare Corp.	6.750	05-15-31	82,000	84,374
Tenet Healthcare Corp.	6.875	11-15-31	178,000	189,649
US Renal Care, Inc. (A)	10.625	06-28-28	38,000	33,345
Life sciences tools and services 0.0%
IQVIA, Inc. (A)	6.250	06-01-32	4,000	4,102
Pharmaceuticals 2.0%
Amneal Pharmaceuticals LLC (A)	6.875	08-01-32	45,000	45,674
Bausch Health Americas, Inc. (A)	8.500	01-31-27	36,000	35,685
Bausch Health Americas, Inc. (A)	9.250	04-01-26	141,000	141,212
Bausch Health Companies, Inc. (A)	6.250	02-15-29	89,000	64,525
Bausch Health Companies, Inc. (A)	10.000	04-15-32	250,000	254,522
Bausch Health Companies, Inc. (A)	11.000	09-30-28	38,000	39,045
Mallinckrodt International Finance SA (A)	14.750	11-14-28	68,000	69,446
Organon & Company (A)	7.875	05-15-34	250,000	223,830
Industrials 12.9%				5,560,158
Aerospace and defense 3.0%
ATI, Inc.	5.125	10-01-31	35,000	33,976
Bombardier, Inc. (A)	6.750	06-15-33	188,000	193,230
Bombardier, Inc. (A)	8.750	11-15-30	39,000	41,969
Goat Holdco LLC (A)	6.750	02-01-32	50,000	50,403
Spirit AeroSystems, Inc. (A)	9.750	11-15-30	192,000	211,162
34	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
TransDigm, Inc. (A)	6.375	05-31-33	539,000	$542,406
TransDigm, Inc. (A)	6.875	12-15-30	209,000	216,602
Air freight and logistics 0.1%
Rand Parent LLC (A)	8.500	02-15-30	24,000	24,133
Building products 1.2%
Advanced Drainage Systems, Inc. (A)	5.000	09-30-27	43,000	42,553
Builders FirstSource, Inc. (A)	6.375	03-01-34	170,000	172,501
Camelot Return Merger Sub, Inc. (A)	8.750	08-01-28	37,000	33,902
CP Atlas Buyer, Inc. (A)	9.750	07-15-30	95,000	95,853
FXI Holdings, Inc. (A)	12.250	11-15-26	10,000	8,950
JELD-WEN, Inc. (A)	7.000	09-01-32	17,000	12,754
Masterbrand, Inc. (A)	7.000	07-15-32	33,000	33,536
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	25,000	25,525
MIWD Holdco II LLC (A)	5.500	02-01-30	27,000	25,700
Resideo Funding, Inc. (A)	4.000	09-01-29	25,000	23,382
Resideo Funding, Inc. (A)	6.500	07-15-32	27,000	27,390
Signal Parent, Inc. (A)	6.125	04-01-29	13,000	4,485
Wilsonart LLC (A)	11.000	08-15-32	9,000	8,282
Commercial services and supplies 1.2%
GFL Environmental, Inc. (A)	4.000	08-01-28	62,000	60,090
GFL Environmental, Inc. (A)	6.750	01-15-31	126,000	130,579
The ADT Security Corp. (A)	4.125	08-01-29	110,000	105,229
The GEO Group, Inc.	8.625	04-15-29	112,000	118,913
The GEO Group, Inc.	10.250	04-15-31	100,000	109,943
Construction and engineering 0.7%
APi Group DE, Inc. (A)	4.125	07-15-29	65,000	61,752
Brand Industrial Services, Inc. (A)	10.375	08-01-30	125,000	113,457
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	39,000	38,821
Foundation Building Materials, Inc. (A)	6.000	03-01-29	28,000	26,261
Great Lakes Dredge & Dock Corp. (A)	5.250	06-01-29	31,000	29,363
Tutor Perini Corp. (A)	11.875	04-30-29	19,000	21,363
VM Consolidated, Inc. (A)	5.500	04-15-29	26,000	25,523
Electrical equipment 0.8%
EMRLD Borrower LP (A)	6.625	12-15-30	83,000	84,628
EMRLD Borrower LP (A)	6.750	07-15-31	82,000	84,449
Sensata Technologies, Inc. (A)	3.750	02-15-31	177,000	161,494
Ground transportation 0.5%
Avis Budget Car Rental LLC (A)	8.250	01-15-30	41,000	42,190
Avis Budget Car Rental LLC (A)	8.375	06-15-32	81,000	83,560
The Hertz Corp. (A)	4.625	12-01-26	83,000	75,073
The Hertz Corp. (A)	12.625	07-15-29	33,000	34,476
Machinery 1.2%
Allison Transmission, Inc. (A)	3.750	01-30-31	46,000	42,041
Allison Transmission, Inc. (A)	5.875	06-01-29	29,000	29,185
Chart Industries, Inc. (A)	9.500	01-01-31	16,000	17,111
EquipmentShare.com, Inc. (A)	8.625	05-15-32	71,000	75,571
GrafTech Finance, Inc. (A)	4.625	12-23-29	44,000	31,254
GrafTech Global Enterprises, Inc. (A)	9.875	12-23-29	44,000	38,721
Husky Injection Molding Systems, Ltd. (A)	9.000	02-15-29	32,000	33,022
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	64,000	65,455
Terex Corp. (A)	6.250	10-15-32	55,000	55,086
The Manitowoc Company, Inc. (A)	9.250	10-01-31	60,000	63,750
Titan International, Inc.	7.000	04-30-28	15,000	14,991
Trinity Industries, Inc. (A)	7.750	07-15-28	33,000	34,357
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	35

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Marine transportation 0.6%
Danaos Corp. (A)	8.500	03-01-28	200,000	$203,929
Dcli Bidco LLC (A)	7.750	11-15-29	47,000	47,974
Passenger airlines 1.1%
American Airlines, Inc. (A)	5.750	04-20-29	296,000	295,896
JetBlue Airways Corp. (A)	9.875	09-20-31	20,000	19,337
Spirit Loyalty Cayman, Ltd. (8.000% Cash and 4.000% PIK) (A)	12.000	03-12-30	15,215	9,738
United Airlines, Inc. (A)	4.625	04-15-29	96,000	93,745
VistaJet Malta Finance PLC (A)	7.875	05-01-27	19,000	19,065
VistaJet Malta Finance PLC (A)	9.500	06-01-28	50,000	51,250
Professional services 0.6%
Amentum Holdings, Inc. (A)	7.250	08-01-32	18,000	18,621
KBR, Inc. (A)	4.750	09-30-28	40,000	38,550
SS&C Technologies, Inc. (A)	6.500	06-01-32	164,000	168,631
TriNet Group, Inc. (A)	7.125	08-15-31	32,000	32,929
Trading companies and distributors 1.6%
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	17,000	16,547
FTAI Aviation Investors LLC (A)	7.875	12-01-30	100,000	106,027
Herc Holdings, Inc. (A)	7.250	06-15-33	143,000	148,097
QXO Building Products, Inc. (A)	6.750	04-30-32	86,000	88,561
United Rentals North America, Inc.	3.750	01-15-32	254,000	231,364
WESCO Distribution, Inc. (A)	6.375	03-15-29	99,000	101,544
Transportation infrastructure 0.3%
Imola Merger Corp. (A)	4.750	05-15-29	136,000	131,951
Information technology 5.6%				2,416,931
Communications equipment 1.5%
Ciena Corp. (A)	4.000	01-31-30	22,000	20,788
CommScope LLC (A)	8.250	03-01-27	43,000	43,099
CommScope LLC (A)	9.500	12-15-31	105,000	110,572
EchoStar Corp. (0.000% Cash and 6.750% PIK)	6.750	11-30-30	114,000	108,015
EchoStar Corp.	10.750	11-30-29	162,000	170,708
Hughes Satellite Systems Corp.	5.250	08-01-26	85,000	78,342
Hughes Satellite Systems Corp.	6.625	08-01-26	50,000	37,824
Viasat, Inc. (A)	5.625	04-15-27	30,000	29,855
Viasat, Inc. (A)	7.500	05-30-31	45,000	39,182
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (A)	6.500	06-01-32	18,000	18,450
IT services 0.5%
CoreWeave, Inc. (A)	9.250	06-01-30	62,000	62,313
Go Daddy Operating Company LLC (A)	3.500	03-01-29	148,000	138,912
Newfold Digital Holdings Group, Inc. (A)	6.000	02-15-29	12,000	7,232
Newfold Digital Holdings Group, Inc. (A)	11.750	10-15-28	9,000	6,525
Science Applications International Corp. (A)	4.875	04-01-28	21,000	20,657
Semiconductors and semiconductor equipment 0.8%
Entegris, Inc. (A)	4.750	04-15-29	129,000	126,360
Kioxia Holdings Corp. (A)	6.625	07-24-33	200,000	197,905
Software 2.4%
Capstone Borrower, Inc. (A)	8.000	06-15-30	127,000	131,981
Cloud Software Group, Inc. (A)	6.500	03-31-29	168,000	169,661
Cloud Software Group, Inc. (A)	9.000	09-30-29	205,000	212,147
Ellucian Holdings, Inc. (A)	6.500	12-01-29	21,000	21,273
Gen Digital, Inc. (A)	6.250	04-01-33	83,000	84,617
McAfee Corp. (A)	7.375	02-15-30	92,000	85,301
NCR Voyix Corp. (A)	5.125	04-15-29	69,000	67,622
Open Text Holdings, Inc. (A)	4.125	12-01-31	157,000	142,878
36	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Rocket Software, Inc. (A)	6.500	02-15-29	22,000	$21,391
UKG, Inc. (A)	6.875	02-01-31	102,000	104,720
Technology hardware, storage and peripherals 0.4%
Seagate Data Storage Technology Pte, Ltd. (A)	4.125	01-15-31	122,000	107,673
Xerox Holdings Corp. (A)	5.500	08-15-28	77,000	50,928
Materials 8.9%				3,840,652
Chemicals 2.8%
Celanese US Holdings LLC	6.750	04-15-33	160,000	161,374
Consolidated Energy Finance SA (A)	5.625	10-15-28	150,000	125,607
CVR Partners LP (A)	6.125	06-15-28	30,000	29,779
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	25,000	25,846
Ingevity Corp. (A)	3.875	11-01-28	18,000	17,129
LSB Industries, Inc. (A)	6.250	10-15-28	43,000	42,270
Methanex Corp.	5.650	12-01-44	59,000	45,971
Minerals Technologies, Inc. (A)	5.000	07-01-28	31,000	30,517
NOVA Chemicals Corp. (A)	7.000	12-01-31	158,000	164,937
NOVA Chemicals Corp. (A)	9.000	02-15-30	31,000	33,311
Nufarm Australia, Ltd. (A)	5.000	01-27-30	55,000	51,024
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28	39,000	37,868
SK Invictus Intermediate II Sarl (A)	5.000	10-30-29	57,000	55,411
SNF Group SACA (A)	3.375	03-15-30	243,000	223,148
The Chemours Company (A)	8.000	01-15-33	68,000	63,255
The Scotts Miracle-Gro Company	4.500	10-15-29	25,000	23,955
WR Grace Holdings LLC (A)	5.625	08-15-29	92,000	84,817
Construction materials 1.3%
Knife River Corp. (A)	7.750	05-01-31	24,000	25,182
Oscar AcquisitionCo LLC (A)	9.500	04-15-30	17,000	12,904
Quikrete Holdings, Inc. (A)	6.375	03-01-32	74,000	75,894
Quikrete Holdings, Inc. (A)	6.750	03-01-33	90,000	92,306
Smyrna Ready Mix Concrete LLC (A)	8.875	11-15-31	113,000	118,920
Standard Building Solutions, Inc. (A)	6.500	08-15-32	211,000	215,464
Containers and packaging 2.7%
Ardagh Metal Packaging Finance USA LLC (A)	4.000	09-01-29	249,000	226,801
Ball Corp.	2.875	08-15-30	133,000	119,473
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	95,000	97,150
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	58,000	59,194
Crown Americas LLC (A)	5.875	06-01-33	93,000	93,173
Graham Packaging Company, Inc. (A)	7.125	08-15-28	37,000	36,943
Graphic Packaging International LLC (A)	3.750	02-01-30	138,000	128,976
Iris Holding, Inc. (A)	10.000	12-15-28	12,000	11,154
LABL, Inc. (A)	5.875	11-01-28	126,000	111,777
LABL, Inc. (A)	10.500	07-15-27	35,000	32,994
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-27	77,000	77,672
Owens-Brockway Glass Container, Inc. (A)	7.375	06-01-32	63,000	63,476
Sealed Air Corp. (A)	6.125	02-01-28	60,000	60,574
Trident TPI Holdings, Inc. (A)	12.750	12-31-28	42,000	44,931
Metals and mining 1.9%
Alumina Pty, Ltd. (A)	6.375	09-15-32	216,000	219,020
Arsenal AIC Parent LLC (A)	8.000	10-01-30	36,000	38,160
Cleveland-Cliffs, Inc. (A)	6.875	11-01-29	73,000	73,035
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33	36,000	35,048
Commercial Metals Company	3.875	02-15-31	46,000	42,362
Fortescue Treasury Pty, Ltd. (A)	4.375	04-01-31	51,000	47,782
Kaiser Aluminum Corp. (A)	4.500	06-01-31	32,000	29,843
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	37

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Novelis Corp. (A)	4.750	01-30-30	80,000	$76,632
Samarco Mineracao SA (0.000% Cash and 9.000% PIK) (A)	9.000	06-30-31	137,956	136,625
SunCoke Energy, Inc. (A)	4.875	06-30-29	137,000	125,282
Vibrantz Technologies, Inc. (A)	9.000	02-15-30	10,000	6,400
Paper and forest products 0.2%
Clearwater Paper Corp. (A)	4.750	08-15-28	18,000	16,965
Domtar Corp. (A)	6.750	10-01-28	19,000	16,551
Magnera Corp. (A)	4.750	11-15-29	17,000	15,025
Magnera Corp. (A)	7.250	11-15-31	24,000	22,590
Mercer International, Inc. (A)	12.875	10-01-28	18,000	18,155
Real estate 3.4%				1,442,320
Diversified REITs 0.1%
Global Net Lease, Inc. (A)	3.750	12-15-27	50,000	47,655
Health care REITs 0.3%
Diversified Healthcare Trust	4.750	02-15-28	14,000	12,961
MPT Operating Partnership LP	3.500	03-15-31	61,000	41,507
MPT Operating Partnership LP	4.625	08-01-29	37,000	28,125
MPT Operating Partnership LP (A)	8.500	02-15-32	49,000	50,931
Hotel and resort REITs 0.3%
Service Properties Trust	3.950	01-15-28	55,000	51,276
Service Properties Trust	4.950	10-01-29	25,000	21,991
Service Properties Trust	8.375	06-15-29	41,000	42,484
Service Properties Trust	8.875	06-15-32	21,000	21,958
Office REITs 0.1%
Hudson Pacific Properties LP	3.950	11-01-27	28,000	26,462
Real estate management and development 0.9%
Anywhere Real Estate Group LLC (A)	5.750	01-15-29	33,000	29,377
Anywhere Real Estate Group LLC (A)	7.000	04-15-30	37,000	35,434
Cushman & Wakefield US Borrower LLC (A)	6.750	05-15-28	33,000	33,250
Five Point Operating Company LP (10.500% to 11-15-25, then 11.000% to 11-15-26, then 12.000% thereafter) (A)	10.500	01-15-28	62,000	62,693
Forestar Group, Inc. (A)	5.000	03-01-28	43,000	42,674
Kennedy-Wilson, Inc.	4.750	03-01-29	55,000	51,725
Kennedy-Wilson, Inc.	5.000	03-01-31	33,000	30,076
The Howard Hughes Corp. (A)	4.375	02-01-31	45,000	41,415
The Howard Hughes Corp. (A)	5.375	08-01-28	30,000	29,816
Specialized REITs 1.7%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	67,000	63,938
Iron Mountain, Inc. (A)	5.250	07-15-30	443,000	435,350
SBA Communications Corp.	3.125	02-01-29	85,000	79,223
Uniti Group LP (A)	6.000	01-15-30	55,000	52,047
Uniti Group LP (A)	6.500	02-15-29	75,000	72,961
Uniti Group LP (A)	10.500	02-15-28	35,000	36,991
Utilities 3.0%				1,299,451
Electric utilities 1.0%
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	18,000	17,650
NRG Energy, Inc. (A)	6.000	02-01-33	296,000	296,803
PG&E Corp.	5.250	07-01-30	46,000	44,123
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	81,000	78,164
Gas utilities 0.3%
Ferrellgas LP (A)	5.875	04-01-29	154,000	142,194
Independent power and renewable electricity producers 1.7%
Calpine Corp. (A)	4.500	02-15-28	53,000	52,424
38	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Clearway Energy Operating LLC (A)	3.750	01-15-32	45,000	$39,974
The AES Corp. (6.950% to 7-15-30, then 5 Year CMT + 2.890%)	6.950	07-15-55	102,000	98,279
Vistra Operations Company LLC (A)	5.000	07-31-27	152,000	151,186
XPLR Infrastructure Operating Partners LP (A)	3.875	10-15-26	319,000	311,347
XPLR Infrastructure Operating Partners LP (A)	7.250	01-15-29	66,000	67,307

	Yield (%)	Shares	Value
Short-term investments 1.3%			$545,401
(Cost $545,401)
Short-term funds 1.3%			545,401
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2386(C)	545,401	545,401

Total investments (Cost $42,150,630) 99.0%	$42,642,645
Other assets and liabilities, net 1.0%	451,994
Total net assets 100.0%	$43,094,639

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $35,471,358 or 82.3% of the fund’s net assets as of 7-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following country composition as a percentage of net assets on 7-31-25:
United States	87.2%
Canada	4.3%
Luxembourg	1.2%
France	1.0%
Japan	1.0%
Ireland	1.0%
United Kingdom	1.0%
Other countries	3.3%
TOTAL	100.0%
MORTGAGE-BACKED SECURITIES ETF

As of 7-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 66.1%				$94,549,393
(Cost $96,052,017)
U.S. Government Agency 66.1%				94,549,393
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	01-01-51	610,494	482,484
30 Yr Pass Thru	2.000	01-01-51	1,364,952	1,085,143
30 Yr Pass Thru	2.000	02-01-51	618,749	490,168
30 Yr Pass Thru	2.000	03-01-51	322,338	254,648
30 Yr Pass Thru	2.000	08-01-51	247,101	195,906
30 Yr Pass Thru	2.000	09-01-51	211,093	167,556
30 Yr Pass Thru	2.000	11-01-51	765,798	606,420
30 Yr Pass Thru	2.000	12-01-51	1,221,861	967,567
30 Yr Pass Thru	2.000	12-01-51	712,183	558,622
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	39

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.000	12-01-51	679,459	$535,290
30 Yr Pass Thru	2.000	01-01-52	451,335	354,018
30 Yr Pass Thru	2.000	02-01-52	265,275	209,569
30 Yr Pass Thru	2.000	02-01-52	525,093	415,810
30 Yr Pass Thru	2.000	03-01-52	1,515,680	1,201,183
30 Yr Pass Thru	2.500	08-01-50	135,310	113,069
30 Yr Pass Thru	2.500	05-01-51	1,276,743	1,057,306
30 Yr Pass Thru	2.500	09-01-51	144,494	120,472
30 Yr Pass Thru	2.500	09-01-51	219,192	181,382
30 Yr Pass Thru	2.500	09-01-51	220,850	181,925
30 Yr Pass Thru	2.500	09-01-51	368,533	304,962
30 Yr Pass Thru	2.500	10-01-51	758,504	624,820
30 Yr Pass Thru	2.500	10-01-51	273,262	226,808
30 Yr Pass Thru	2.500	11-01-51	174,319	144,576
30 Yr Pass Thru	2.500	11-01-51	571,028	474,133
30 Yr Pass Thru	2.500	01-01-52	210,899	175,837
30 Yr Pass Thru	2.500	01-01-52	744,700	617,637
30 Yr Pass Thru	2.500	04-01-52	106,955	88,873
30 Yr Pass Thru	3.000	08-01-50	341,498	293,073
30 Yr Pass Thru	3.000	05-01-51	219,859	191,981
30 Yr Pass Thru	3.000	06-01-51	264,446	229,592
30 Yr Pass Thru	3.000	09-01-51	428,641	372,682
30 Yr Pass Thru	3.000	01-01-52	238,308	205,037
30 Yr Pass Thru	3.000	01-01-52	245,644	212,501
30 Yr Pass Thru	3.000	02-01-52	626,153	542,256
30 Yr Pass Thru	3.500	09-01-47	279,049	253,902
30 Yr Pass Thru	3.500	01-01-50	255,002	231,065
30 Yr Pass Thru	3.500	03-01-52	969,363	875,340
30 Yr Pass Thru	3.500	03-01-52	194,942	174,998
30 Yr Pass Thru	3.500	03-01-52	539,258	486,110
30 Yr Pass Thru	3.500	04-01-52	97,838	87,951
30 Yr Pass Thru	3.500	04-01-52	192,311	173,358
30 Yr Pass Thru	3.500	04-01-52	552,836	498,719
30 Yr Pass Thru	3.500	08-01-52	566,033	513,254
30 Yr Pass Thru	3.500	08-01-52	445,296	402,800
30 Yr Pass Thru	3.500	09-01-52	340,741	305,881
30 Yr Pass Thru	4.000	05-01-52	193,488	179,302
30 Yr Pass Thru	4.000	05-01-52	463,844	433,460
30 Yr Pass Thru	4.000	07-01-52	739,105	688,612
30 Yr Pass Thru	4.000	07-01-52	1,388,891	1,290,536
30 Yr Pass Thru	4.000	09-01-52	175,264	162,743
30 Yr Pass Thru	4.000	09-01-52	119,686	111,509
30 Yr Pass Thru	4.000	10-01-52	1,129,439	1,049,457
30 Yr Pass Thru	4.000	11-01-52	1,192,991	1,108,509
30 Yr Pass Thru	4.500	06-01-52	1,143,599	1,091,488
30 Yr Pass Thru	4.500	07-01-52	290,750	278,138
30 Yr Pass Thru	4.500	07-01-52	732,353	699,839
30 Yr Pass Thru	4.500	07-01-52	411,987	393,214
30 Yr Pass Thru	4.500	07-01-52	1,026,818	984,007
30 Yr Pass Thru	4.500	09-01-52	1,007,775	959,932
30 Yr Pass Thru	4.500	10-01-52	109,463	104,680
30 Yr Pass Thru	4.500	08-01-53	285,961	273,176
30 Yr Pass Thru	5.000	06-01-53	268,085	262,028
30 Yr Pass Thru	5.000	06-01-53	711,126	695,194
30 Yr Pass Thru	5.000	07-01-53	180,728	176,811
30 Yr Pass Thru	5.000	07-01-53	127,869	125,384
30 Yr Pass Thru	5.000	08-01-53	169,023	165,171
40	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	03-01-54	403,716	$396,311
30 Yr Pass Thru	5.000	10-01-54	1,137,224	1,110,857
30 Yr Pass Thru	5.000	11-01-54	310,358	303,356
30 Yr Pass Thru	5.000	11-01-54	1,063,274	1,045,350
30 Yr Pass Thru	5.000	01-01-55	1,056,718	1,034,529
30 Yr Pass Thru	5.000	05-01-55	1,004,831	979,335
30 Yr Pass Thru	5.000	06-01-55	608,611	592,408
30 Yr Pass Thru	5.500	04-01-53	185,269	184,944
30 Yr Pass Thru	5.500	07-01-53	353,185	353,449
30 Yr Pass Thru	5.500	03-01-54	82,665	82,515
30 Yr Pass Thru	5.500	03-01-54	275,388	276,609
30 Yr Pass Thru	5.500	12-01-54	1,015,891	1,014,840
30 Yr Pass Thru	5.500	12-01-54	434,767	435,744
30 Yr Pass Thru	5.500	01-01-55	879,221	881,389
30 Yr Pass Thru	5.500	02-01-55	586,401	589,917
30 Yr Pass Thru	5.500	02-01-55	1,152,408	1,156,077
Federal National Mortgage Association
10 Yr Pass Thru	5.100	01-01-35	600,000	611,380
10 Yr Pass Thru	5.180	02-01-35	600,000	614,438
30 Yr Pass Thru (A)	2.000	TBA	376,000	293,926
30 Yr Pass Thru	2.000	09-01-50	550,051	436,433
30 Yr Pass Thru	2.000	10-01-50	358,625	283,315
30 Yr Pass Thru	2.000	10-01-50	532,782	422,399
30 Yr Pass Thru	2.000	12-01-50	633,357	502,532
30 Yr Pass Thru	2.000	02-01-51	323,353	255,349
30 Yr Pass Thru	2.000	03-01-51	418,201	330,903
30 Yr Pass Thru	2.000	04-01-51	622,973	492,930
30 Yr Pass Thru	2.000	07-01-51	249,533	198,224
30 Yr Pass Thru	2.000	07-01-51	298,186	235,569
30 Yr Pass Thru	2.000	07-01-51	518,254	409,099
30 Yr Pass Thru	2.000	07-01-51	171,237	135,278
30 Yr Pass Thru	2.000	07-01-51	194,251	153,824
30 Yr Pass Thru	2.000	07-01-51	728,279	574,889
30 Yr Pass Thru	2.000	08-01-51	317,900	252,037
30 Yr Pass Thru	2.000	08-01-51	225,046	177,154
30 Yr Pass Thru	2.000	09-01-51	469,460	373,809
30 Yr Pass Thru	2.000	09-01-51	570,571	450,219
30 Yr Pass Thru	2.000	10-01-51	556,842	441,996
30 Yr Pass Thru	2.000	02-01-52	942,542	746,380
30 Yr Pass Thru	2.000	03-01-52	403,431	319,847
30 Yr Pass Thru	2.000	03-01-52	1,159,351	918,791
30 Yr Pass Thru	2.000	03-01-52	625,513	495,331
30 Yr Pass Thru	2.500	09-01-50	274,397	229,036
30 Yr Pass Thru	2.500	05-01-51	606,960	502,640
30 Yr Pass Thru	2.500	07-01-51	239,838	200,190
30 Yr Pass Thru	2.500	07-01-51	283,686	233,687
30 Yr Pass Thru	2.500	07-01-51	867,387	717,765
30 Yr Pass Thru	2.500	08-01-51	459,149	381,812
30 Yr Pass Thru	2.500	08-01-51	247,928	206,014
30 Yr Pass Thru	2.500	09-01-51	409,343	340,139
30 Yr Pass Thru	2.500	10-01-51	786,559	655,303
30 Yr Pass Thru	2.500	12-01-51	216,646	179,884
30 Yr Pass Thru	2.500	12-01-51	578,866	482,269
30 Yr Pass Thru	2.500	12-01-51	407,296	337,802
30 Yr Pass Thru	2.500	01-01-52	477,456	396,290
30 Yr Pass Thru	2.500	01-01-52	1,238,285	1,033,583
30 Yr Pass Thru	2.500	01-01-52	515,555	428,073
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	41

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	03-01-52	215,998	$177,726
30 Yr Pass Thru	2.500	04-01-52	1,156,483	962,413
30 Yr Pass Thru	3.000	11-01-46	280,868	248,326
30 Yr Pass Thru	3.000	11-01-46	166,156	146,905
30 Yr Pass Thru	3.000	09-01-50	74,054	64,294
30 Yr Pass Thru	3.000	10-01-50	722,276	620,082
30 Yr Pass Thru	3.000	11-01-50	195,231	170,842
30 Yr Pass Thru	3.000	06-01-51	569,116	494,106
30 Yr Pass Thru	3.000	09-01-51	539,423	466,978
30 Yr Pass Thru	3.000	10-01-51	236,345	202,462
30 Yr Pass Thru	3.000	11-01-51	203,869	177,700
30 Yr Pass Thru	3.000	12-01-51	434,777	376,386
30 Yr Pass Thru	3.000	12-01-51	356,363	309,617
30 Yr Pass Thru	3.000	01-01-52	157,314	136,383
30 Yr Pass Thru	3.000	01-01-52	138,771	120,568
30 Yr Pass Thru	3.000	02-01-52	242,074	209,639
30 Yr Pass Thru	3.000	03-01-52	864,202	748,949
30 Yr Pass Thru	3.000	03-01-52	286,600	248,199
30 Yr Pass Thru	3.000	03-01-52	159,753	137,938
30 Yr Pass Thru	3.000	03-01-52	1,358,587	1,175,703
30 Yr Pass Thru	3.000	03-01-52	1,585,464	1,379,967
30 Yr Pass Thru	3.000	03-01-52	1,204,283	1,045,558
30 Yr Pass Thru	3.000	04-01-52	1,125,249	972,721
30 Yr Pass Thru	3.000	04-01-52	398,716	345,542
30 Yr Pass Thru (A)	3.500	TBA	210,000	187,597
30 Yr Pass Thru	3.500	10-01-49	557,370	505,399
30 Yr Pass Thru	3.500	11-01-49	638,310	579,589
30 Yr Pass Thru	3.500	12-01-49	230,293	208,100
30 Yr Pass Thru	3.500	01-01-50	906,127	818,804
30 Yr Pass Thru	3.500	01-01-50	1,145,441	1,040,782
30 Yr Pass Thru	3.500	03-01-50	833,599	750,921
30 Yr Pass Thru	3.500	04-01-51	168,332	152,584
30 Yr Pass Thru	3.500	08-01-51	275,120	247,833
30 Yr Pass Thru	3.500	12-01-51	998,252	905,482
30 Yr Pass Thru	3.500	02-01-52	1,153,615	1,046,407
30 Yr Pass Thru	3.500	04-01-52	128,377	115,243
30 Yr Pass Thru	3.500	04-01-52	157,156	141,274
30 Yr Pass Thru	3.500	04-01-52	505,969	453,098
30 Yr Pass Thru	3.500	06-01-52	248,955	223,719
30 Yr Pass Thru	3.500	06-01-52	418,499	376,599
30 Yr Pass Thru	3.500	07-01-52	150,317	134,657
30 Yr Pass Thru	3.500	09-01-52	196,413	176,565
30 Yr Pass Thru	4.000	03-01-48	102,588	96,157
30 Yr Pass Thru	4.000	06-01-49	89,079	83,801
30 Yr Pass Thru	4.000	04-01-50	91,447	85,829
30 Yr Pass Thru	4.000	05-01-52	283,019	264,480
30 Yr Pass Thru	4.000	06-01-52	475,427	441,908
30 Yr Pass Thru	4.000	06-01-52	1,142,636	1,062,076
30 Yr Pass Thru	4.000	06-01-52	346,458	322,790
30 Yr Pass Thru	4.000	06-01-52	648,569	604,667
30 Yr Pass Thru	4.000	07-01-52	219,851	204,351
30 Yr Pass Thru	4.000	09-01-52	294,380	272,246
30 Yr Pass Thru	4.000	09-01-52	245,409	228,107
30 Yr Pass Thru	4.000	10-01-52	400,550	372,185
30 Yr Pass Thru	4.500	06-01-52	270,232	258,931
30 Yr Pass Thru	4.500	06-01-52	369,651	355,117
30 Yr Pass Thru	4.500	07-01-52	639,284	610,154
42	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	07-01-52	283,330	$271,393
30 Yr Pass Thru	4.500	08-01-52	609,982	587,143
30 Yr Pass Thru	4.500	09-01-52	384,089	367,127
30 Yr Pass Thru	4.500	09-01-52	240,039	228,951
30 Yr Pass Thru	4.500	10-01-52	122,319	116,974
30 Yr Pass Thru	4.500	11-01-52	76,013	72,692
30 Yr Pass Thru	4.500	06-01-53	68,182	64,900
30 Yr Pass Thru	4.500	07-01-53	294,614	281,534
30 Yr Pass Thru	4.500	09-01-53	460,184	439,430
30 Yr Pass Thru (A)	5.000	TBA	105,000	102,076
30 Yr Pass Thru	5.000	09-01-52	167,411	163,781
30 Yr Pass Thru	5.000	06-01-53	156,642	153,104
30 Yr Pass Thru	5.000	07-01-53	99,533	97,800
30 Yr Pass Thru	5.000	07-01-53	236,233	230,848
30 Yr Pass Thru	5.000	04-01-54	138,586	135,210
30 Yr Pass Thru	5.000	10-01-54	490,233	480,896
30 Yr Pass Thru	5.000	10-01-54	1,439,747	1,409,620
30 Yr Pass Thru	5.000	11-01-54	1,015,807	991,303
30 Yr Pass Thru	5.000	11-01-54	992,939	974,572
30 Yr Pass Thru	5.000	12-01-54	521,767	509,996
30 Yr Pass Thru	5.000	02-01-55	222,225	217,212
30 Yr Pass Thru (A)	5.500	TBA	565,000	561,888
30 Yr Pass Thru	5.500	10-01-52	141,709	142,249
30 Yr Pass Thru	5.500	10-01-53	285,325	284,807
30 Yr Pass Thru	5.500	11-01-53	325,594	324,494
30 Yr Pass Thru	5.500	02-01-54	184,848	184,397
30 Yr Pass Thru	5.500	06-01-54	977,685	982,020
30 Yr Pass Thru	5.500	01-01-55	281,863	284,258
30 Yr Pass Thru	5.500	02-01-55	488,782	490,949
30 Yr Pass Thru	5.500	04-01-55	590,008	589,489
30 Yr Pass Thru (A)	6.000	TBA	430,000	435,896
Government National Mortgage Association
30 Yr Pass Thru	2.500	09-20-49	630,167	535,565
30 Yr Pass Thru	2.500	06-20-50	444,524	374,874
30 Yr Pass Thru	2.500	02-20-51	227,563	191,694
30 Yr Pass Thru	2.500	07-20-51	510,449	429,353
30 Yr Pass Thru	2.500	03-20-53	445,503	375,769

30 Yr Pass Thru	3.000	05-20-53	216,204	190,630
Collateralized mortgage obligations 20.1%				$28,655,363
(Cost $29,114,089)
Commercial and residential 17.2%				24,480,917
A&D Mortgage Trust
Series 2024-NQM4, Class M1 (B)(C)	5.929	08-25-69	200,000	199,646
Agate Bay Mortgage Trust
Series 2013-1, Class A1 (B)(C)	3.500	07-25-43	146,235	135,314
Angel Oak Mortgage Trust LLC
Series 2022-3, Class A1 (B)	4.000	01-25-67	229,914	218,365
Series 2022-5, Class A1 (4.500% to 7-1-26, then 5.500% thereafter) (B)	4.500	05-25-67	347,628	343,463
Series 2022-6, Class A1 (4.300% to 9-1-26, then 5.300% thereafter) (B)	4.300	07-25-67	720,631	709,766
Series 2024-10, Class M1 (B)(C)	6.007	10-25-69	200,000	199,386
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	169,396	167,108
Arizona Biltmore Trust
Series 2024-BILT, Class C (B)	6.361	06-11-29	200,000	203,520
Arroyo Mortgage Trust
Series 2019-1, Class A3 (B)(C)	4.208	01-25-49	105,841	103,077
BAHA Trust
Series 2024-MAR, Class A (B)(C)	5.972	12-10-41	650,000	667,491
BANK
Series 2024-BNK47, Class A5	5.716	06-15-57	543,000	568,222
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	43

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BBCMS Mortgage Trust
Series 2024-5C27, Class B (C)	6.700	07-15-57	200,000	$208,689
Series 2024-5C29, Class B (C)	5.858	09-15-57	295,000	299,657
Series 2024-C30, Class A5	5.532	11-15-57	300,000	309,982
Series 2025-C32, Class A5	5.720	02-15-62	550,000	576,121
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (B)(C)	2.316	02-25-49	100,000	83,644
BSTN Commercial Mortgage Trust
Series 2025-1C, Class A (B)(C)	5.369	06-15-44	300,000	304,041
BX Trust
Series 2019-OC11, Class D (B)(C)	3.944	12-09-41	500,000	465,994
COLT Mortgage Loan Trust
Series 2021-4, Class B1 (B)(C)	3.764	10-25-66	200,000	149,823
Series 2021-HX1, Class B1 (B)(C)	3.110	10-25-66	100,000	73,781
Series 2024-5, Class M1 (B)(C)	5.655	08-25-69	200,000	198,014
Series 2025-1, Class A3 (6.084% to 1-1-29, then 7.084% thereafter) (B)	6.084	01-25-70	279,484	279,832
Cross Mortgage Trust
Series 2024-H2, Class A3 (6.518% to 3-1-28, then 7.518% thereafter) (B)	6.518	04-25-69	143,757	144,324
Series 2024-H5, Class A3 (6.158% to 7-1-28, then 7.158% thereafter) (B)	6.158	08-26-69	82,521	82,841
Series 2024-H7, Class B1A (B)(C)	7.048	11-25-69	200,000	200,930
Series 2025-H1, Class B1A (B)(C)	6.828	02-25-70	300,000	300,326
Ellington Financial Mortgage Trust
Series 2022-3, Class A1 (5.000% to 7-1-26, then 6.000% thereafter) (B)	5.000	08-25-67	255,022	254,048
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (B)	5.900	09-25-67	250,350	250,759
Series 2025-CES1, Class A2 (6.121% to 2-1-29, then 7.121% thereafter) (B)	6.121	01-25-60	300,000	303,382
FARM Mortgage Trust
Series 2025-1, Class A2 (B)	5.230	08-01-55	350,000	322,369
Flagstar Mortgage Trust
Series 2021-3INV, Class A18 (B)(C)	5.000	06-25-51	322,751	314,486
Series 2021-6INV, Class A4 (B)(C)	2.500	08-25-51	178,194	143,439
FS Commercial Mortgage Trust
Series 2023-4SZN, Class B (B)(C)	7.544	11-10-39	380,000	389,339
GCAT
Series 2023-INV1, Class A1 (B)	6.000	08-25-53	705,131	707,940
Series 2024-NQM2, Class M1 (B)(C)	6.569	06-25-59	200,000	201,542
GS Mortgage Securities Trust
Series 2024-RVR, Class A (B)(C)	5.198	08-10-41	400,000	401,704
GS Mortgage-Backed Securities Trust
Series 2023-PJ2, Class A3 (B)(C)	5.000	05-25-53	239,780	232,193
Houston Galleria Mall Trust
Series 2025-HGLR, Class A (B)(C)	5.462	02-05-45	600,000	608,811
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C (B)(C)	5.952	01-13-40	550,000	563,706
Hundred Acre Wood Trust
Series 2021-INV3, Class B1 (B)(C)	3.319	12-25-51	730,338	626,682
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (B)	6.250	08-25-67	68,593	68,518
IRV Trust
Series 2025-200P, Class B (B)(C)	5.440	03-14-47	550,000	543,189
JPMorgan Mortgage Trust
Series 2019-INV1, Class B5 (B)(C)	4.931	09-25-49	344,727	298,437
Series 2019-INV2, Class B4 (B)(C)	4.709	02-25-50	350,248	330,762
Series 2019-INV3, Class A15 (B)(C)	3.500	05-25-50	118,358	105,928
Series 2019-INV3, Class B3 (B)(C)	4.356	05-25-50	203,887	187,147
Series 2021-14, Class A12 (B)(C)	5.000	05-25-52	314,419	301,567
Series 2021-6, Class A12 (B)(C)	5.000	10-25-51	320,389	310,191
Series 2023-4, Class 2A6 (B)(C)	5.500	11-25-53	385,392	379,018
MFA Trust
Series 2020-NQM3, Class M1 (B)(C)	2.654	01-26-65	100,000	91,843
Series 2023-NQM1, Class A2 (5.750% to 1-1-27, then 6.750% thereafter) (B)	5.750	11-25-67	105,394	104,930
NY Commercial Mortgage Trust
Series 2025-299P, Class A (B)(C)	5.664	02-10-47	700,000	720,872
NYMT Loan Trust
44	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-CP1, Class A1 (B)	3.750	11-25-69	500,000	$475,248
OBX Trust
Series 2020-EXP2, Class A8 (B)(C)	3.000	05-25-60	64,763	56,392
Series 2023-NQM10, Class A3 (7.173% to 11-1-27, then 8.173% thereafter) (B)	7.173	10-25-63	274,920	277,502
Series 2024-NQM12, Class A2 (5.779% to 8-1-28, then 6.779% thereafter) (B)	5.779	07-25-64	201,256	200,988
PMT Loan Trust
Series 2025-INV6, Class A29 (B)	6.000	06-25-56	345,194	346,354
RATE Mortgage Trust
Series 2024-J3, Class B3 (B)(C)	6.404	10-25-54	444,474	415,332
Ready Capital Mortgage Trust
Series 2019-5, Class E (B)(C)	5.224	02-25-52	250,000	221,511
Residential Mortgage Loan Trust
Series 2019-3, Class B2 (B)(C)	5.664	09-25-59	354,000	347,183
Series 2020-2, Class B2 (B)(C)	5.400	05-25-60	250,000	240,024
RIDE Trust
Series 2025-SHRE, Class E (B)(C)	7.809	02-14-47	250,000	249,147
ROCK Trust
Series 2024-CNTR, Class D (B)	7.109	11-13-41	400,000	414,879
Sequoia Mortgage Trust
Series 2024-1, Class B2 (B)(C)	5.910	01-25-54	292,441	287,151
Series 2025-1, Class A1 (B)(C)	6.000	01-25-55	371,159	373,101
Series 2025-3, Class A20 (B)(C)	5.500	04-25-55	551,399	541,893
Series 2025-4, Class A19 (B)(C)	6.000	04-25-55	386,611	387,185
Series 2025-S1, Class A1 (B)	2.500	09-25-54	493,151	396,968
Toorak Mortgage Trust
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (B)	5.504	09-25-39	300,000	299,010
Towd Point Mortgage Trust
Series 2019-4, Class B1B (B)(C)	3.500	10-25-59	315,000	241,949
Series 2024-4, Class A1A (B)(C)	4.498	10-27-64	526,883	525,629
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class B (B)	5.481	07-13-44	300,000	298,610
Verus Securitization Trust
Series 2021-1, Class A2 (B)(C)	1.052	01-25-66	58,686	52,381
Series 2021-3, Class A3 (B)(C)	1.437	06-25-66	61,675	53,523
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (B)	4.474	04-25-67	65,271	64,960
Series 2022-INV2, Class M1 (B)(C)	6.773	10-25-67	250,000	249,115
Series 2024-2, Class A3 (6.501% to 2-1-28, then 7.501% thereafter) (B)	6.501	02-25-69	115,557	116,321
Series 2024-4, Class M1 (B)(C)	6.700	06-25-69	200,000	201,828
Series 2024-7, Class M1 (B)(C)	5.599	09-25-69	200,000	197,360
Visio Trust
Series 2019-2, Class A1 (B)(C)	2.722	11-25-54	10,242	10,106
Series 2020-1, Class A3 (B)(C)	3.521	08-25-55	176,000	166,350
Wells Fargo Commercial Mortgage Trust
Series 2024-C63, Class A5	5.309	08-15-57	450,000	458,320
WHARF Commercial Mortgage Trust
Series 2025-DC, Class D (B)	6.612	07-15-40	350,000	358,438
U.S. Government Agency 2.9%				4,174,446
Federal Home Loan Mortgage Corp.
Series 5150, Class IS IO	0.286	08-25-51	1,741,000	126,822
Series 5250, Class AY	2.000	01-25-55	449,987	267,348
Series K109, Class X1 IO	1.688	04-25-30	1,951,731	116,517
Series K116, Class X1 IO	1.519	07-25-30	2,695,723	150,109
Series K118, Class X1 IO	1.044	09-25-30	3,148,783	124,731
Series X2FX, Class X1 IO	0.914	09-25-25	1,635,999	244
Federal National Mortgage Association
Series 2022-22, Class B	2.000	07-25-54	400,000	233,297
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (B)(D)	8.850	01-25-42	300,000	312,824
Series 2023-R04, Class 1B1 (30 day Average SOFR + 5.350%) (B)(D)	9.700	05-25-43	300,000	327,939
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (B)(D)	8.250	07-25-43	400,000	422,955
Government National Mortgage Association
Series 2014-135, Class IO	0.413	01-16-56	13,302,078	273,678
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	45

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-159, Class IO	0.430	06-16-59	3,749,018	$94,194
Series 2018-23, Class IO	0.585	11-16-59	1,231,752	41,439
Series 2021-178, Class IA IO	0.100	10-16-61	36,735,338	178,262
Series 2022-141, Class BC	2.100	06-16-64	265,000	140,638
Series 2023-197, Class IO	1.241	09-16-65	1,623,291	136,782
Series 2024-161, Class IO	0.741	06-16-64	6,868,383	370,710
Series 2024-193, Class IO	0.700	12-16-66	2,976,432	191,366
Series 2025-3, Class IO	0.855	04-16-67	1,593,589	107,822
Series 2025-35, Class IO	0.769	09-16-66	5,511,901	312,046

Series 2025-73, Class IO	0.676	08-16-67	3,992,315	244,723
Asset-backed securities 13.2%				$18,906,389
(Cost $18,777,850)
Asset-backed securities 13.2%				18,906,389
321 Henderson Receivables V LLC
Series 2008-3A, Class A1 (B)	8.000	06-15-45	539,927	596,354
AMSR Trust
Series 2024-SFR1, Class D (B)	4.290	07-17-41	225,000	213,683
Series 2025-SFR1, Class D (B)	3.655	06-17-42	250,000	228,994
Blue Stream Issuer LLC
Series 2024-1A, Class B (B)	6.043	11-20-54	250,000	252,324
Business Jet Securities
Series 2024-2A, Class A (B)	5.364	09-15-39	173,976	173,352
CARS-DB4 LP
Series 2020-1A, Class B3 (B)	4.950	02-15-50	100,000	89,845
CARS-DB6 LP
Series 2022-1A, Class B (B)	4.680	03-15-52	175,000	161,471
CARS-DB8 LP
Series 2024-2A, Class A2 (B)	5.250	05-15-54	344,896	341,135
CLI Funding VIII LLC
Series 2021-1A, Class B (B)	2.380	02-18-46	156,421	142,834
Series 2022-1A, Class B (B)	3.120	01-18-47	284,587	256,486
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	276,000	276,750
Concord Music Royalties LLC
Series 2024-1A, Class A (B)	5.644	10-20-74	200,000	201,114
Series 2025-2A, Class A (B)	5.785	07-20-75	250,000	250,614
Consolidated Communications LLC
Series 2025-1A, Class A2 (B)	6.000	05-20-55	120,000	122,402
CyrusOne Data Centers Issuer I LLC
Series 2024-3A, Class A2 (B)	4.650	05-20-49	550,000	521,120
Dext ABS LLC
Series 2023-2, Class D (B)	8.300	05-15-34	500,000	530,276
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	200,000	188,935
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2II (B)	3.151	04-25-51	447,350	402,764
Driven Brands Funding LLC
Series 2024-1A, Class A2 (B)	6.372	10-20-54	628,650	647,751
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (B)	3.320	08-27-35	55,406	51,711
EnFin Residential Solar Receivables Trust
Series 2024-1A, Class A (B)	6.650	02-20-55	526,860	522,220
ExteNet Issuer LLC
Series 2024-1A, Class B (B)	6.150	07-25-54	200,000	201,893
FIP Master Funding LLC
Series 2024-1A, Class A2 (B)	5.130	10-15-54	399,259	391,199
Hotwire Funding LLC
Series 2024-1A, Class B (B)	6.672	06-20-54	250,000	254,549
Jersey Mike’s Funding LLC
Series 2025-1A, Class A2 (B)	5.610	08-16-55	600,000	603,281
JGWPT XXX LLC
Series 2013-3A, Class A (B)	4.080	01-17-73	627,667	586,674
46	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class C (B)	7.830	08-20-55	260,000	$259,955
MVW LLC
Series 2023-2A, Class C (B)	7.060	11-20-40	55,075	56,290
Neighborly Issuer LLC
Series 2022-1A, Class A2 (B)	3.695	01-30-52	291,430	269,489
Series 2023-1A, Class A2 (B)	7.308	01-30-53	293,250	298,313
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1 (B)	2.410	10-20-61	250,000	195,063
Oxford Finance Credit Fund
Series 2025-A, Class A2 (B)	5.878	08-14-34	250,000	249,811
Progress Residential Trust
Series 2021-SFR5, Class E2 (B)	2.359	07-17-38	225,000	218,109
Series 2023-SFR2, Class D (B)	4.500	10-17-40	500,000	484,808
Series 2025-SFR2, Class D (B)	3.555	04-17-42	500,000	455,360
Series 2025-SFR3, Class D (B)	3.390	07-17-42	600,000	534,884
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class B (B)	5.775	09-15-49	400,000	397,825
SEB Funding LLC
Series 2024-1A, Class A2 (B)	7.386	04-30-54	350,000	356,231
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	197,000	202,051
Sesac Finance LLC
Series 2025-1, Class A2 (B)	5.500	07-25-55	420,000	412,474
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class D (B)	6.860	01-21-42	399,559	399,108
Sonic Capital LLC
Series 2020-1A, Class A2II (B)	4.336	01-20-50	442,138	422,145
STORE Master Funding LLC
Series 2019-1, Class A2 (B)	3.650	11-20-49	423,225	363,295
Series 2019-1, Class A4 (B)	4.490	11-20-49	116,600	105,309
Subway Funding LLC
Series 2024-1A, Class A23 (B)	6.505	07-30-54	545,875	554,351
Series 2024-3A, Class A2II (B)	5.566	07-30-54	143,913	141,640
Switch ABS Issuer LLC
Series 2025-1A, Class B (B)	6.485	03-25-55	400,000	401,200
Taco Bell Funding LLC
Series 2021-1A, Class A23 (B)	2.542	08-25-51	682,838	582,382
Tricon Residential Trust
Series 2024-SFR4, Class C (B)	4.800	11-17-41	350,000	342,555
Series 2024-SFR4, Class D (B)	5.350	11-17-41	350,000	345,703
Series 2025-SFR2, Class D (B)	6.065	08-09-44	350,000	349,751
Trinity Rail Leasing LLC
Series 2020-2A, Class A2 (B)	2.560	11-19-50	640,000	601,156
Uniti Fiber Abs Issuer LLC
Series 2025-1A, Class B (B)	6.369	04-20-55	385,000	391,854
VB-S1 Issuer LLC
Series 2022-1A, Class C2II (B)	3.706	02-15-57	400,000	352,595
Series 2022-1A, Class F (B)	5.268	02-15-52	250,000	235,741
Venture XXX CLO, Ltd.
Series 2017-30A, Class C (3 month CME Term SOFR + 2.212%) (B)(D)	6.529	01-15-31	100,000	99,972
Verdant Receivables LLC
Series 2025-1A, Class D (B)	6.490	05-12-33	300,000	306,219
Willis Engine Structured Trust V
Series 2020-A, Class C (B)	6.657	03-15-45	173,982	168,010
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	140,000	143,009

	Yield (%)	Shares	Value
Short-term investments 1.8%			$2,493,143
(Cost $2,493,122)
Short-term funds 1.8%			2,493,143
John Hancock Collateral Trust (E)	4.2650(F)	249,267	2,493,143

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	47

Total investments (Cost $146,437,078) 101.2%	$144,604,288
Other assets and liabilities, net (1.2%)	(1,653,015)
Total net assets 100.0%	$142,951,273

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $42,030,033 or 29.4% of the fund’s net assets as of 7-31-25.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 7-31-25.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	5	Long	Sep 2025	$548,648	$555,313	$6,665
5-Year U.S. Treasury Note Futures	11	Long	Sep 2025	1,182,272	1,189,891	7,619
						$14,284
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
PREFERRED INCOME ETF

As of 7-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 50.5%				$42,838,971
(Cost $41,543,672)
Communication services 2.4%				2,077,657
Diversified telecommunication services 1.4%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55	615,000	625,709
Telus Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	575,000	582,140
Wireless telecommunication services 1.0%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	850,000	869,808
Consumer discretionary 0.6%				491,195
Broadline retail 0.6%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)	8.125	12-15-29	495,000	491,195
Energy 5.8%				4,879,537
Oil, gas and consumable fuels 5.8%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	489,000	503,712
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	416,000	428,408
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	470,000	529,345
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)	6.625	02-15-28	801,000	796,834
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	566,000	579,490
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55	717,000	744,919
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	430,000	433,609
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	863,000	863,220
48	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 21.1%				$17,907,170
Banks 11.7%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	209,000	246,844
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)	5.875	03-15-28	225,000	225,897
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	415,000	418,601
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (B)	6.250	07-26-30	300,000	298,968
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	578,000	591,903
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85	500,000	501,000
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (B)	9.625	12-15-29	224,000	253,026
BNP Paribas SA (7.450% to 6-27-35, then 5 Year CMT + 3.134%) (A)(B)	7.450	06-27-35	405,000	412,594
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (B)	6.875	08-15-30	450,000	453,825
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (B)	6.950	02-15-30	845,000	851,846
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28	540,000	560,985
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)	7.625	11-15-28	468,000	488,214
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (B)(C)	7.704	10-06-25	547,000	547,069
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	315,000	316,996
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)	7.250	07-01-29	194,000	199,454
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (B)	7.050	06-05-30	517,000	526,757
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)	6.875	06-01-29	535,000	559,168
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	375,000	398,296
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	467,000	467,896
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	584,000	590,312
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	288,000	291,279
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (B)	6.850	09-15-29	263,000	272,421
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)	7.625	09-15-28	400,000	425,781
Capital markets 3.8%
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	675,000	650,772
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)	6.700	03-15-29	551,000	568,079
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)	6.300	03-20-30	380,000	389,486
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	228,000	208,326
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	230,000	228,372
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (B)	6.125	11-10-34	453,000	447,954
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)	7.500	02-10-29	420,000	443,627
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (B)	7.500	05-10-29	282,000	294,642
Financial services 1.5%
Apollo Global Management, Inc. (6.000% to 12-15-34, then 5 Year CMT + 2.168%)	6.000	12-15-54	375,000	367,840
Equitable Holdings, Inc. (6.700% to 3-28-35, then 5 Year CMT + 2.390%)	6.700	03-28-55	700,000	713,551
Voya Financial, Inc. (B)	7.758	09-15-28	167,000	176,436
Insurance 4.1%
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	150,000	147,636
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	699,000	730,459
Meiji Yasuda Life Insurance Company (6.100% to 6-11-35, then 5 Year CMT + 2.911%) (A)	6.100	06-11-55	500,000	505,320
Nippon Life Insurance Company (6.500% to 4-30-35, then 5 Year CMT + 3.189%) (A)	6.500	04-30-55	551,000	576,637
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	480,000	480,234
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26	466,000	433,572
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (A)(B)	9.508	05-13-30	634,000	645,095
Health care 1.2%				1,042,591
Health care equipment and supplies 0.7%
Dentsply Sirona, Inc. (8.375% to 9-12-30, then 5 Year CMT + 4.379%)	8.375	09-12-55	580,000	584,757
Health care providers and services 0.5%
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	445,000	457,834
Industrials 1.3%				1,127,069
Machinery 0.3%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	285,000	277,352
Trading companies and distributors 1.0%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (B)	6.000	09-24-29	865,000	849,717
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	49

	Rate (%)	Maturity date	Par value^	Value
Materials 0.7%				$568,608
Chemicals 0.7%
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	550,000	568,608
Real estate 0.8%				700,995
Residential REITs 0.8%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(B)	9.500	03-30-30	695,000	700,995
Utilities 16.6%				14,044,149
Electric utilities 7.1%
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	763,000	768,756
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54	580,000	597,179
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%)	7.125	12-01-54	498,000	515,568
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	779,000	813,920
Evergy, Inc. (6.650% to 6-1-30, then 5 Year CMT + 2.558%)	6.650	06-01-55	800,000	807,877
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	765,000	781,697
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	250,000	256,493
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	448,000	493,121
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	998,000	963,052
Gas utilities 2.1%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	1,000,000	1,007,656
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	725,000	737,158
Independent power and renewable electricity producers 2.2%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	696,000	702,991
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	549,000	560,373
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)	8.875	01-15-29	587,000	636,178
Multi-utilities 5.2%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	819,000	854,127
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55	872,000	879,249
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55	800,000	819,742
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%)	6.375	03-31-55	471,000	477,019
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%)	6.950	11-30-54	188,000	194,811
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	907,000	877,396

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	297,000	299,786
U.S. Government and Agency obligations 0.5%				$384,685
(Cost $379,900)
U.S. Government Agency 0.5%				384,685
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (B)	7.000	09-15-30	379,000	384,685
Capital preferred securities 0.3%				$292,397
(Cost $292,409)
Financials 0.3%				292,397
Insurance 0.3%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)	7.875	12-15-37	268,000	292,397

	Shares	Value
Preferred securities 45.7%		$38,793,292
(Cost $38,779,800)
Communication services 3.0%		2,523,464
Diversified telecommunication services 1.0%
AT&T, Inc., 5.000%	43,000	879,350
Wireless telecommunication services 2.0%
Telephone & Data Systems, Inc., 6.000%	34,905	643,648
Telephone & Data Systems, Inc., 6.625%	19,975	423,470
U.S. Cellular Corp., 6.250%	22,583	576,996
50	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Financials 30.6%		$25,992,624
Banks 12.5%
Associated Banc-Corp., 6.625% (6.625% to 3-1-28, then 5 Year CMT + 2.812%)	15,000	371,550
Bank of America Corp., 6.450%	9,313	235,060
Bank of America Corp., 7.250%	676	824,720
Bank of America Corp., 5.000%	27,150	555,218
Bank of Hawaii Corp., 8.000%	8,589	226,406
Citigroup Capital XIII, 10.942% (3 month CME Term SOFR + 6.632%) (C)	22,924	675,570
Citizens Financial Group, Inc., 6.500% (6.500% 10-6-30, then 5 Year CMT + 2.629%)	11,275	282,664
Citizens Financial Group, Inc., 7.375%	17,654	467,301
Fifth Third Bancorp, 6.000%	13,530	329,997
First Busey Corp., 8.250%	8,925	225,803
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	10,356	265,321
JPMorgan Chase & Co., 4.200%	34,000	620,840
KeyCorp, 5.650%	19,620	433,798
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	15,419	384,858
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	17,498	436,050
M&T Bank Corp., 5.625% (5.625% to 12-15-26, then 3 month CME Term SOFR + 4.280%)	10,000	250,900
M&T Bank Corp., 7.500%	11,855	320,441
Regions Financial Corp., 4.450%	14,934	270,007
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	19,500	497,640
Synovus Financial Corp., 7.922% (3 month CME Term SOFR + 3.614%) (C)	3,952	101,369
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (C)	21,229	556,837
Truist Financial Corp., 4.750%	27,775	538,002
U.S. Bancorp, 5.500%	13,175	304,738
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	12,900	337,980
Wells Fargo & Company, 7.500%	318	376,684
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	8,492	216,801
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	18,350	480,770
Capital markets 4.0%
Affiliated Managers Group, Inc., 6.750%	25,400	617,220
Brookfield Finance, Inc., 4.625%	20,085	320,958
Carlyle Finance LLC, 4.625%	16,077	291,476
Morgan Stanley, 6.375%	18,672	465,493
Morgan Stanley, 6.500%	10,924	279,654
Morgan Stanley, 6.625%	5,533	142,530
Morgan Stanley, 6.875%	6,853	173,038
Morgan Stanley, 7.125%	11,656	296,412
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	10,200	263,364
TPG Operating Group II LP, 6.950%	22,131	574,963
Consumer finance 1.4%
Capital One Financial Corp., 4.800%	11,000	206,030
Capital One Financial Corp., 5.000%	24,625	484,374
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	17,970	466,142
Financial services 2.7%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	19,020	506,503
Corebridge Financial, Inc., 6.375%	12,125	294,516
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	14,543	380,736
KKR Group Finance Company IX LLC, 4.625%	41,164	742,599
National Rural Utilities Cooperative Finance Corp., 5.500%	16,226	400,133
Insurance 10.0%
AEGON Funding Company LLC, 5.100%	20,547	411,967
American Financial Group, Inc., 5.125%	15,809	298,000
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	14,876	376,363
American National Group, Inc., 7.375%	26,950	681,835
Aspen Insurance Holdings, Ltd., 7.000%	23,375	577,363
Assurant, Inc., 5.250%	31,600	623,468
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	51

	Shares	Value
Financials (continued)
Insurance (continued)
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	32,219	$801,931
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	21,735	570,761
Brighthouse Financial, Inc., 6.600%	30,646	506,885
F&G Annuities & Life, Inc., 7.300%	26,950	649,765
F&G Annuities & Life, Inc., 7.950%	17,743	475,335
Lincoln National Corp., 9.000%	13,486	368,572
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	21,287	551,759
RenaissanceRe Holdings, Ltd., 4.200%	34,646	558,147
The Allstate Corp., 7.375%	5,305	142,811
Unum Group, 6.250%	13,506	316,851
W.R. Berkley Corp., 5.100%	29,500	587,345
Information technology 1.1%		915,243
Software 1.1%
MicroStrategy, Inc., 9.000%	3,500	330,680
MicroStrategy, Inc., 10.000%	6,845	584,563
Real estate 1.7%		1,453,918
Diversified REITs 0.2%
Global Net Lease, Inc., 7.500%	7,000	161,700
Hotel and resort REITs 0.3%
Pebblebrook Hotel Trust, 6.375%	16,147	302,918
Office REITs 0.4%
Vornado Realty Trust, 5.400%	18,830	338,752
Specialized REITs 0.8%
Public Storage, 4.625%	34,366	650,548
Utilities 9.3%		7,908,043
Electric utilities 5.5%
Duke Energy Corp., 5.750%	19,543	486,034
NextEra Energy Capital Holdings, Inc., 6.500%	34,550	867,205
NextEra Energy, Inc., 6.926%	2,590	105,543
NextEra Energy, Inc., 7.234%	14,450	639,268
PG&E Corp., 6.000%	13,800	524,538
SCE Trust VI, 5.000%	8,838	146,711
SCE Trust VII, 7.500%	31,822	736,043
SCE Trust VIII, 6.950%	7,162	160,644
The Southern Company, 4.950%	22,125	456,660
The Southern Company, 6.500%	20,500	534,845
Gas utilities 0.8%
Spire, Inc., 5.900%	29,248	709,264
Multi-utilities 3.0%
Algonquin Power & Utilities Corp., 8.573% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (C)	18,751	489,964
CMS Energy Corp., 5.625%	8,778	191,887
CMS Energy Corp., 5.875%	16,187	369,873
CMS Energy Corp., 5.875%	24,478	569,603
DTE Energy Company, 5.250%	18,772	424,059
Sempra, 5.750%	22,348	495,902

52	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 2.0%			$1,651,301
(Cost $1,651,213)
Short-term funds 2.0%			1,651,301
John Hancock Collateral Trust (D)	4.2650(E)	165,099	1,651,301
Total investments (Cost $82,646,994) 99.0%			$83,960,646
Other assets and liabilities, net 1.0%			840,902
Total net assets 100.0%			$84,801,548

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,093,731 or 10.7% of the fund’s net assets as of 7-31-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following country composition as a percentage of net assets on 7-31-25:
United States	84.7%
Canada	10.5%
Japan	1.8%
Bermuda	1.3%
Other countries	1.7%
TOTAL	100.0%
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	53

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$8,109,569	—	$8,109,569	—
Corporate bonds	4,203,343	—	4,203,343	—
Collateralized mortgage obligations	831,093	—	831,093	—
Asset-backed securities	1,027,445	—	1,027,445	—
Short-term investments	216,590	$216,590	—	—
Total investments in securities	$14,388,040	$216,590	$14,171,450	—

Core Plus Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$28,701,893	—	$28,701,893	—
Corporate bonds	19,973,286	—	19,973,286	—
Collateralized mortgage obligations	1,730,301	—	1,730,301	—
Asset-backed securities	2,780,900	—	2,780,900	—
Short-term investments	348,556	$348,556	—	—
Total investments in securities	$53,534,936	$348,556	$53,186,380	—

Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$60,673,761	—	$60,673,761	—
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	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate Bond ETF (continued)
Short-term investments	$454,680	$454,680	—	—
Total investments in securities	$61,128,441	$454,680	$60,673,761	—

Dynamic Municipal Bond ETF
Investments in securities:
Assets
Municipal bonds	$26,217,858	—	$26,217,858	—
Short-term investments	1,981,352	$1,981,352	—	—
Total investments in securities	$28,199,210	$1,981,352	$26,217,858	—

High Yield ETF
Investments in securities:
Assets
Corporate bonds	$42,097,244	—	$42,097,244	—
Short-term investments	545,401	$545,401	—	—
Total investments in securities	$42,642,645	$545,401	$42,097,244	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$94,549,393	—	$94,549,393	—
Collateralized mortgage obligations	28,655,363	—	28,655,363	—
Asset-backed securities	18,906,389	—	18,906,389	—
Short-term investments	2,493,143	$2,493,143	—	—
Total investments in securities	$144,604,288	$2,493,143	$142,111,145	—
Derivatives:
Assets
Futures	$14,284	$14,284	—	—

Preferred Income ETF
Investments in securities:
Assets
Corporate bonds	$42,838,971	—	$42,838,971	—
U.S. Government and Agency obligations	384,685	—	384,685	—
Capital preferred securities	292,397	—	292,397	—
Preferred securities	38,793,292	$38,793,292	—	—
Short-term investments	1,651,301	1,651,301	—	—
Total investments in securities	$83,960,646	$40,444,593	$43,516,053	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond ETF
John Hancock Collateral Trust	21,655	$50,018	$1,396,641	$(1,230,098)	$28	$1	$2,091	—	$216,590
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Plus Bond ETF
John Hancock Collateral Trust	34,849	$466,811	$6,590,150	$(6,708,371)	$(14)	$(20)	$5,060	—	$348,556
Corporate Bond ETF
John Hancock Collateral Trust	45,459	$16,974	$3,133,157	$(2,695,432)	$(35)	$16	$3,428	—	$454,680
Dynamic Municipal Bond ETF
John Hancock Collateral Trust	198,098	$2,378,219	$6,004,458	$(6,401,053)	$(57)	$(215)	$17,482	—	$1,981,352
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	249,267	$4,377,989	$13,680,470	$(15,564,948)	$(3)	$(365)	$53,262	—	$2,493,143
Preferred Income ETF
John Hancock Collateral Trust	165,099	$1,859,543	$11,213,873	$(11,422,047)	$57	$(126)	$29,486	—	$1,651,301
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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